                                                        '33 ACT FILE NO. 33-9221
                                                       '40 ACT FILE NO. 811-3365
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ----------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.      [_]

                        POST-EFFECTIVE AMENDMENT NO. 2[1]  [X]

                                     AND/OR

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 88[1]         [X]
                       (CHECK APPROPRIATE BOX OR BOXES.)

                               ----------------

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                     SECURITY FIRST LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                               ----------------

      11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA      90064
      (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)     (ZIP CODE)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (310) 312-6100

                               RICHARD C. PEARSON
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                     SECURITY FIRST LIFE INSURANCE COMPANY
          11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ----------------

  It is proposed that this filing will become effective (check appropriate space)

    [X] immediately upon filing pursuant to paragraph (b) of Rule 485

    [_] on [date] pursuant to paragraph (b) of Rule 485
    [_] 60 days after filing pursuant to paragraph (a) of Rule 485
    [_] on [date] pursuant to paragraph (a) of Rule 485

  If appropriate, check the following box:

    [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  The Company has elected pursuant to Rule 24f-2 under the Investment Company Act of 1940 to register an indefinite number of securities. The most recent Rule 24-F-2 Notice was filed on February 27, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTE TO EDGAR VERSION: Deleted language is indicated by brackets, not strike-throughs.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

     ITEM NUMBER IN FORM N-4                   CAPTION IN PROSPECTUS
     -----------------------                   ---------------------
 1. Cover Page...................  Cover Page
 2. Definitions..................  Glossary
 3. Synopsis.....................  Summary of the Contracts; Fee Tables
 4. Condensed Financial Informa-
    tion.........................  Condensed Financial Information; Financial
                                   Information
 5. General Description of Regis-
    trant, Depositor and Portfo-
    lio Companies................  Description of Security First Life Insurance
                                   Company, The Separate Account and The Funds;
                                   Voting Rights
 6. Deductions and Expenses......  Contract Charges
 7. General Description of
    Variable Annuity Contracts...  Description of the Contracts; Accumulation
                                   Period; Annuity Benefits
 8. Annuity Period...............  Annuity Benefits
 9. Death Benefit................  Death Benefits
10. Purchases and Contract Val-
    ue...........................  Description of the Contracts; Accumulation
                                   Period; Principal Underwriter
11. Redemptions..................  Accumulation Period
12. Taxes........................  Federal Income Tax Status
13. Legal Proceedings............  Legal Proceedings
14. Table of Contents of the
    Statement of Additional In-
    formation....................  Table of Contents of the Statement of
                                   Additional Information

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

15. Cover Page...................  Cover Page
16. Table of Contents............  Table of Contents
17. General Information and His-
    tory.........................  The Insurance Company; The Separate Account
18. Services.....................  Servicing Agent; Safekeeping of Securities;
                                   Independent Public Accountant; Legal Matters
19. Purchase of Securities Being
    Offered......................  Purchase of Securities Being Offered
20. Underwriters.................  Distribution of the Contracts
21. Calculation of Yield
    Quotations of Money Market
    Subaccounts..................  Not Applicable
22. Annuity Payments.............  Annuity Payments
23. Financial Statements.........  Financial Statements

                                     PART C

  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

Intelligent
Investments
For
Intelligent
Investors
                                 Security First
                                 Flexible Value
                                     Annuity





                                 [LOGO OF SECURITY FIRST LIFE INSURANCE COMPANY]



SFG 6001-2 (1/97) SF230

                     SECURITY FIRST LIFE SEPARATE ACCOUNT
-------------------------------------------------------------------------------
                            GROUP FLEXIBLE PAYMENT
                          VARIABLE ANNUITY CONTRACTS

                     Security First Life Insurance Company
                         11365 West Olympic Boulevard
                         Los Angeles, California 90064
-------------------------------------------------------------------------------

The group flexible payment fixed and variable contracts (the "Contracts") described in this prospectus are issued by Security First Life Insurance Company ("Security First Life"). These Contracts are designed to provide annuity benefits to employees of public school systems and certain tax-exempt organizations as tax deferred annuity contracts under the provisions of
Section 403(b) of the Internal Revenue Code of 1986 (the "Code"), to retirement plans that qualify under Section 401 of the Code, to employees covered under employer deferred compensation plans which are qualified under
Section 457 of the Code, and to individuals as individual retirement annuities under Section 408 of the Code.

Participants may allocate premiums and cash value to one or more series of the Separate Account (the "Series"). The assets of the Series will be used to purchase, at net asset value, shares of (i) the Money Market Portfolio and Growth Portfolio of the Variable Insurance Products Fund; (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II; (iii) the Bond Series, the T. Rowe Price Growth and Income Series and the Virtus U.S. Government Income Series of the Security First Trust; (iv) the International Portfolio of the Scudder Variable Life Investment Fund; and (v) the Small Capitalization Portfolio of The Alger American Fund (referred to herein as the "Funds").

This prospectus sets forth information a prospective investor should know before investing. Additional information about the Contracts has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information, dated May 1, 1997, which information is incorporated herein by reference and is available without charge upon written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800) 283-4536.

The table of contents of the Statement of Additional Information appears on Page 23 of the Prospectus.
-------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF SHARES OF ANY UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED AND IN NO EVENT WILL DESIGNATION OF AN UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED BE PERMITTED. PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.
-------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

Prospectus dated May 1, 1997                                 SF 230 (5/97)

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Glossary...................................................................   3
Summary of the Contract....................................................   4
Fee Tables.................................................................   6
Condensed Financial Information............................................   9
Performance................................................................   9
Financial Information......................................................  10
Description of Security First Life Insurance Company,
 The Separate Account and The Funds........................................  10
  The Insurance Company....................................................  10
  The General Account......................................................  10
  The Separate Account.....................................................  10
  The Funds................................................................  11
Principal Underwriter......................................................  12
Servicing Agent............................................................  12
Custody of Securities......................................................  12
Contract Charges...........................................................  12
  Premium Taxes............................................................  13
  Sales Charges............................................................  13
  Administration Fees......................................................  13
  Contract Maintenance Charge..............................................  14
  Transaction Charges......................................................  14
  Mortality and Expense Risk Charges.......................................  14
  Free Look Period.........................................................  14
  Deferred Compensation Plans..............................................  15
Description of the Contracts...............................................  15
  General..................................................................  15
  Purchase Payments........................................................  15
  Transfers................................................................  15
  Dollar Cost Averaging....................................................  16
  Reallocation Election....................................................  16
  Loans....................................................................  16
  Modification of the Contracts............................................  16
  Assignment...............................................................  17
Accumulation Period........................................................  17
  Crediting Accumulation Units in the Separate Account.....................  17
  Valuation of Accumulation Units..........................................  17
  Net Investment Factor....................................................  17
  Surrenders...............................................................  17
  Statement of Account.....................................................  18
Annuity Benefits...........................................................  18
  Variable Annuity Payments................................................  18
  Level Payments Varying Annually..........................................  18
  Assumed Investment Return................................................  18
  Election of Annuity Date and Form of Annuity.............................  19
  Frequency of Payment.....................................................  20
  Annuity Unit Values......................................................  20
Death Benefits.............................................................  20
  Death Benefit Before the Annuity Date....................................  20
  Death Benefit After the Annuity Date.....................................  21
Federal Income Tax Status..................................................  21
  Withholding..............................................................  22
  Multiple Contracts.......................................................  22
  Obtaining Tax Advice.....................................................  22
Voting Rights..............................................................  23
Legal Proceedings..........................................................  23
Additional Information.....................................................  23
Table of Contents of Statement of Additional Information...................  23

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer in any jurisdiction to any person to whom such offer would be unlawful therein.

                                   GLOSSARY

As used in this Prospectus, these terms have the following meanings:

ACCUMULATION UNIT -- A measuring unit used to determine the value of a Participant's interest in a General Account or Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT -- The individual on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of periodic payments made to an Annuitant for a defined period of time.

ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to receive a Death Benefit on the death of the Participant.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE -- The form given to Participants describing their rights under a Contract. No Certificates are issued to Participants under deferred compensation or qualified retirement plans.

CERTIFICATE DATE -- The date a Participant's Certificate is issued, or the date when a Participant's Account is established where no Certificate is issued.

CERTIFICATE YEAR -- A period of 12 consecutive months beginning on the Certificate Date and each anniversary of this date.

CONTRACT -- The agreement between Security First Life and the group contractholder covering the rights of the whole group and the certificate issued to the Participants.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. Such payments are not based upon the investment experience of the Separate Account.

FUND -- An open end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act"), which serves as the underlying investment medium for a Series of the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The earlier of (i) the first day of the month coincident with or immediately preceding the date on which a distribution must commence under the terms of the Plan to which the Contract is issued, or (ii) the first day of the month coincident with or next following the anniversary of the Certificate Date nearest the Participant's 75th birthday.

OWNER -- The person who has title to the Contract.

PARTICIPANT -- The individual by or for whom Purchase Payments are made under a Contract.

PARTICIPANT'S ACCOUNT -- The sum of the values of all Accumulated Units credited for a Participant under a Contract and the Participant's interest in the General Account.

PLAN -- The 403(b) plan, 457 deferred compensation plan, 401 qualified retirement plan or 408 individual retirement annuity with respect to which the Contract is issued.

PURCHASE PAYMENT -- The amounts paid to Security First Life in order to provide Annuity benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life pursuant to Delaware law to receive and invest amounts allocated to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- A division of the Separate Account, the assets of which consist of shares of a Fund, or an accounting series maintained for Security First Life's General Account to determine values used to provide Fixed Annuity benefits under the Contracts.

SURRENDER CHARGE (Contingent Deferred Sales Charge) -- A percentage charge which may be deducted upon full or partial surrender, which varies according to the period of time that Purchase Payments have remained with Security Life prior to surrender.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contracts. Security First Life will establish Valuation Dates at its discretion, but until notice to the contrary is given there will be one Valuation Date in each calendar week for Annuity Unit values, such date being the last Business Day in a week. Accumulation unit values will be determined each Business Day.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments which will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACT

THE CONTRACT

  The Contract is a combined fixed and variable annuity contract which may be issued to plans qualified for special tax treatment under Section 403(b) of the Code (tax shelter annuities), retirement plans which qualify under Section 401 of the Code, Section 457 deferred compensation plans and Section 408 individual retirement annuities. This prospectus is intended to serve as a disclosure document only for the variable portion of the Contract. (See "Description of Contracts, General," page 14.)

PURCHASE PAYMENTS

  Purchase Payments under the Contract may be made to the General Account, the Separate Account or allocated between them in accordance with the election of the Participant. The minimum Purchase Payment is $20 with an annual minimum of $240. There is no initial sales charge; however, certain charges and deductions will be made to the Participant's Account. (See "Contract Charges," page 12.) Amounts allocated to a Series of the Separate Account may be transferred to one or more of the other Separate Account Series at any time and may be transferred to the General Account at any time before the Annuity Date. Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. (See "Transfers," page 15, and "Reallocation," page 15.) Unless the Participant has made an election of a special option, the minimum conversion is the lesser of $500 or the balance of the Participant's Account in the Series.

SEPARATE ACCOUNT

  Pursuant to the Participant's designation, Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units of one or more of ten series, each of which consists of the Shares of a different Fund. The Funds presently consist of the Money Market Portfolio and Growth Portfolio of the Variable Insurance Products Fund, the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II, the Bond Series, T. Rowe Price Growth and Income Series and Virtus U.S. Government Income Series of the Security First Trust, the International Portfolio of the Scudder Variable Life Investment Fund, and the Small Capitalization Portfolio of The Alger American Fund. The investment adviser of the Variable Insurance Products Fund and the Variable Insurance Products Fund II is Fidelity Management & Research Company ("FMR"). The investment adviser and manager of Security First Trust is Security First Investment Management Corporation ("Security Management"). T. Rowe Price Associates, Inc. ("Price Associates") is subadvisor to Security Management with respect to the Bond Series and T. Rowe Price Growth and Income Series, and Virtus Capital Management, Inc. ("Virtus") is subadvisor to Security Management with respect to the Virtus U.S. Government Income Series. The investment adviser and manager of the Scudder Variable Life Investment Fund is Scudder, Stevens & Clark Inc. ("Scudder"). The investment adviser and manager of The Alger American Fund is Fred Alger Management, Inc. ("Alger Management"). (See "The Separate Account," page 10 and "The Funds," page 10.)

CHARGES AND DEDUCTIONS

  A transaction charge of $10 will be deducted from the Participant's Account for each transfer from a Series and upon annuitization of all or a portion of the Participant's Account. In addition, a transaction charge of the lesser of $10 or 2% of the amount withdrawn will be deducted from the Participant's Account upon each partial or full surrender. (See "Transaction Charges," page 13.) Transfer transaction fees are currently waived and such waiver is permanent for Certificates issued before termination of this waiver.

  An administration fee will be deducted daily from the Participant's interests in the Separate Account in the amount of .000274% (.10% per annum). (See "Administration Fees," page 13.)

  Daily deductions will be made for mortality and expense risks in the amount of .003425% (1.25% per annum).(See "Mortality and Expense Risk Charge," page
13).

  A surrender charge (contingent deferred sales charge) may be deducted in the event the Participant requests a full or partial surrender. The charge is based on a graduated table of charges starting at 7% for Purchase Payments credited within the calendar year of the surrender and decreasing 1% for each preceding calendar year or part thereof from the date of receipt and declining to 0% for Purchase Payments received earlier than the fourth calendar year prior to the surrender. No charge will be made for that part of the first surrender in a Certificate Year that does not exceed 10% from the Participant's interest in the Separate Account and 10% from his or her interest in the General Account. (See "Sales Charges," page 12.)

  The Contract permits Security First Life to deduct a contract maintenance charge of $27.50 plus $2.50 for each Series in which the Participant invests. The fee is payable on each anniversary of the Certificate Date. Until further notice, Security First Life will waive these administrative fees and this reduction is permanent for Certificates issued prior to the termination or reduction of the waiver. (See "Contract Maintenance Charge, page 13.")

  Premium taxes payable to any state or other governmental agency may be deducted from the Participant's Account when incurred. Premium taxes currently range from 0% to 2.35% (3.5% in Nevada). Until further notice to the Participant, Security First Life will waive deduction of premium taxes. (See "Premium Taxes," page 12.)

FREE LOOK PERIOD

  At any time within twenty days (or such longer period as required by state law) after the receipt of the Contract it may be returned for cancellation and a full refund of all Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value. (See "Free Look Period," page 14).

VARIABLE ANNUITY PAYMENTS

  Annuity payments will start on the Annuity Date. The Participant selects the Annuity Date, an Annuity payment option, and an Assumed Investment Return. Any of these selections may be changed prior to the Annuity Date. The Variable Annuity payment will vary annually based on a comparison of the Assumed Investment Returns with the investment experience of the Series in which the Annuity Units are invested. (See "Variable Annuity Payments," page 18.) If Annuity payments from any one Series would be less than $50, Security First Life reserves the right to change the frequency of the payments from that Series to such intervals as will result in payments of at least $50 from each Series. (See "Frequency of Payment," page 19.)

SURRENDERS

  If permitted by the Plan and the Contract, a Participant may surrender all or part of his or her account before the Annuity Date. Requests for partial or full surrenders must be made in writing. However, no partial surrender from a Series is permitted if it would reduce the Participant's interest in the Series to less than $200, unless the entire amount allocated to that Series is being surrendered. A surrender charge may be assessed and a transaction charge will be assessed. (See "Sales Charges," page 12 and "Transaction Charges," page 13.) In addition, the amounts surrendered, less any basis, will be taxed as ordinary income and may be subject to a penalty tax under the Code. Certain restrictions are applicable to withdrawals from Contracts funding retirement plans qualified for special tax treatment under the Code. (See "Federal Income Tax Status," page 21.)

LOANS (SECTION 403(b) PLANS ONLY)

  Participants whose Contracts are issued under a Plan which qualifies under
Section 403(b) of the Code may be eligible to obtain a loan from that portion of the Participant's Account allocated to the General Account. Security First Life reserves the right to terminate loans and to change the terms under which loans may be made. Any such action would not affect outstanding loans. (See "Loans," page 16.) A default in the repayment of a loan may result in unrepaid loan proceeds being considered a distribution for tax purposes (See "Federal Income Tax Status," page 21.)

DEATH BENEFIT

  Unless otherwise restricted by the Plan, in the event of the Participant's death prior to the Annuity Date, the Beneficiary may elect either to receive death benefits in a lump sum or to apply the Annuity Value under any of the available Annuity options contained in the Contract. If a Participant who has not attained age 65 dies before the Annuity Date, the amount of any lump sum settlement will be the greater of the value of the Participant's Account or the total of the Participant's Purchase Payments, less any Purchase Payments previously withdrawn as partial surrenders or applied to annuity options. (See "Death Benefits," page 20.)

                                FEE TABLES(1)(6)

                        PARTICIPANT TRANSACTION EXPENSES

                                                   Calendar
                                                Years Between
                                               Purchase Payment
                                                and Surrender         Percentage
                                               ----------------       ----------
      (a) Contingent Deferred Sales Charge                 0              7%
          (as a percentage of amount             1 but not 2              6%
          surrendered)                           2 but not 3              5%
                                                 3 but not 4              4%
                                                 4 but not 5              3%
                                                   5 or more              0%
      (b) Transaction Charge                   Lesser of $10 or 2% for
                                               each surrender and $10
                                               for annuitization
        (i) Surrender or Annuitization
        (ii) Transfer Charge (Currently              $10 per
             Waived)                                transfer
      (c) Contract Maintenance Charge            Maximum $55
          (Currently Waived)

                           SEPARATE ACCOUNT EXPENSES
                   (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE.
                   DEDUCTED DAILY FROM THE SEPARATE ACCOUNT.)

      Administration Fee(2).....................................  .10% per annum
      Mortality and Expense Risk Fees........................... 1.25% per annum
      Total Separate Account Annual Expenses.................... 1.35% per annum

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                             Money               Asset
                            Market    Growth    Manager  Contrafund  Index 500
                           Portfolio Portfolio Portfolio Portfolio  Portfolio(3)
                           --------- --------- --------- ---------- ------------
(a) Management Fee........   0.21%     0.61%     0.64%      0.61%       0.13%
(b) Other Expenses
    (After Expense
    Reimbursement)(3).....   0.09%     0.08%     0.10%      0.13%       0.15%
(c) Total Annual
    Expenses..............   0.30%     0.69%     0.74%      0.74%       0.28%

                                           T. Rowe
                           Virtus           Price
                         U.S. Govt.         Growth                    Small
                           Income    Bond  & Income International Capitalization
                           Series   Series  Series    Portfolio     Portfolio
                         ---------- ------ -------- ------------- --------------
(a) Management Fee......    0.47%    0.50%   0.50%      0.70%          0.85%
(b) Other Expenses......    0.23%    0.40%   0.14%      0.35%          0.03%
(c) Total Annual
    Expenses............    0.70%    0.90%   0.64%      1.05%          0.88%

EXAMPLES(4)(5)

 SEPARATE                             CONDITIONS                                             TIME PERIODS
 ACCOUNT            A PARTICIPANT WOULD PAY THE FOLLOWING EXPENSES ON A             -------------------------------
 SERIES            $1,000 INVESTMENT ASSUMING 5% ANNUAL RETURN ON ASSETS:           1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ------------- -------------------------------------------------------------        ------ ------- ------- --------
 Money         (a) upon surrender at the end of the stated time period          (a)  $83    $102    $100     $205
 Market
 Portfolio
               (b) if the Certificate WAS NOT surrendered                       (b)   17      52      90      195
               (c) if you annuitize at the end of the applicable time period    (c)   27      62     100      205
 ------------- -------------------------------------------------------------         ---    ----    ----     ----
 Growth        SAME                                                             (a)   86     113     120      247
 Portfolio
                                                                                (b)   21      64     110      237
                                                                                (c)   31      74     120      247
 ------------- -------------------------------------------------------------         ---    ----    ----     ----
 Asset         SAME                                                             (a)   87     115     122      252
 Manager
 Portfolio
                                                                                (b)   21      65     112      242
                                                                                (c)   31      75     122      252
 ------------- -------------------------------------------------------------         ---    ----    ----     ----
 Contrafund    SAME                                                             (a)   87     115     122      252
 Portfolio
                                                                                (b)   21      65     112      242
                                                                                (c)   31      75     122      252
 ------------- -------------------------------------------------------------         ---    ----    ----     ----
 Index         SAME                                                             (a)   82     101      99      203
 500
 Portfolio
                                                                                (b)   17      51      89      193
                                                                                (c)   27      61      99      203
 ------------- -------------------------------------------------------------         ---    ----    ----     ----
 Virtus U.S.   SAME                                                             (a)   86     114     120      248
 Govt.
 Income
 Series
                                                                                (b)   21      64     110      238
                                                                                (c)   31      74     120      248
 ------------- -------------------------------------------------------------         ---    ----    ----     ----
 Bond          SAME                                                             (a)   88     119     130      268
 Series
                                                                                (b)   23      70     120      258
                                                                                (c)   33      80     130      268
 ------------- -------------------------------------------------------------         ---    ----    ----     ----
 T. Rowe       SAME                                                             (a)   86     112     117      242
 Price
 Growth &
 Income
 Series
                                                                                (b)   20      62     107      232
                                                                                (c)   30      72     117      242
 ------------- -------------------------------------------------------------         ---    ----    ----     ----
 International SAME                                                             (a)   88     119     129      266
 Portfolio
                                                                                (b)   23      70     119      256
                                                                                (c)   33      80     129      266
 ------------- -------------------------------------------------------------         ---    ----    ----     ----

 SEPARATE                                  CONDITIONS                                             TIME PERIODS
 ACCOUNT                 A PARTICIPANT WOULD PAY THE FOLLOWING EXPENSES ON A             -------------------------------
 SERIES                 $1,000 INVESTMENT ASSUMING 5% ANNUAL RETURN ON ASSETS:           1 YEAR 3 YEARS 5 YEARS 10 YEARS
 -------------      -------------------------------------------------------------        ------ ------- ------- --------
 Small              SAME                                                             (a)   87     115     122      252
 Capitalization
 Portfolio
                                                                                     (b)   21      65     112      242
                                                                                     (c)   31      75     122      252
 --------------     -------------------------------------------------------------         ---    ----    ----     ----

                     EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the foregoing tables and examples is to assist the Participant in understanding the various costs and expenses that he or she will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying funds. For additional information see "Contract Charges," beginning on page 12.

2. Security First Life has determined to voluntarily waive its administration fee to .10% per annum. Absent this waiver, the fee would have been .15% per annum. This may be terminated at any time, but any change in this waiver will not affect Certificates issued prior to the change.

3. The investment adviser to the Index 500 Portfolio voluntarily reimbursed certain expenses of the Portfolio. If there had been no reimbursement, total expenses would have been 0.43% (see the Variable Insurance Products Fund II prospectus for more information).

4. The examples assume that there were no transactions that would result in the imposition of a Transaction Charge (other than in connection with the assumed redemption or annuitization at the end of the periods shown). Contract Maintenance Charges, which vary from $30 to $55 annually depending on how many Series the Participant has invested in, are not reflected in the examples because they are currently waived. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.5% in Nevada) may be deducted from each Purchase Payment, or upon annuitization. Until further notice, Security First Life currently absorbs these charges.

5. The examples reflect the fact that a purchase payment withdrawn at the end of a 1 year period will necessarily be withdrawn in the calendar year following the calendar year of the purchase payment and thus will incur a surrender charge of 6% rather than the maximum of 7%. Similarly, the data for the 3-year periods reflect a surrender charge of 4%.

6. NEITHER THE TABLE NOR THE EXAMPLES ARE REPRESENTATIONS OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION

  The following table sets forth condensed financial information on Accumulation Units respecting contracts issued under this prospectus through the Separate Account. The information is derived from the financial statements of the Separate Account which have been audited by Ernst & Young LLP, the Separate Account's independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.

                                                                 PERIOD ENDED
   SEPARATE ACCOUNT SERIES*                                    DECEMBER 31, 1996
   ------------------------                                    -----------------
   Series B (Bond Series)
    Beg. AUV $ (10/31/96).....................................          8.32
    End. AUV $................................................          8.37
    End. No. Qualified AUs....................................       228,651
   Series G. (T. Rowe Price Growth and Income Series)
    Beg. AUV $ (10/31/96).....................................         13.79
    End. AUV $................................................         14.50
    End. No. Qualified AUs....................................     2,180,227
   Series FA (Asset Manager)
    Beg. AUV $ (10/31/96).....................................          6.54
    End. AUV $................................................          6.74
    End. No. Qualified AUs....................................     4,090,633
   Series FG (Growth Portfolio)
    Beg. AUV $ (10/31/96).....................................          7.89
    End. AUV $................................................          8.05
    End. No. Qualified AUs....................................     2,743,175
   Series FI (Index 500 Portfolio)
    Beg. AUV $ (10/31/96).....................................          8.15
    End. AUV $................................................          8.57
    End. No. Qualified AUs....................................       548,320
   Series FM (Money Market Portfolio)
    Beg. AUV $ (10/31/96).....................................          5.59
    End. AUV $................................................          5.63
    End. No. Qualified AUs....................................       121,370
    Yield.....................................................          3.95%

-----------------------

AUV--Accumulated Unit Value

AUs--Accumulated Units

*These are the only Series which had units outstanding for the period ended
   December 31, 1996

                                  PERFORMANCE

  Security First Life from time to time will advertise the yield and effective yield on the Series invested in the Money Market Portfolio of the Separate Account and the average annual total returns for the other Series in the Separate Account. Yields and average annual total returns are determined in accordance with the methods of computation set forth by the SEC in the Form N-4 Registration Statement and are more particularly described in the Statement of Additional Information. Yields are expressed for a seven day period, and average annual total returns are expressed for at least one, five and ten year periods (or from inception if shorter).

  The yields of the Series invested in Money Market Portfolio are determined based upon the change in the value of an outstanding unit in the Separate Account over a seven day period and annualizing the result. The computation takes into account recurring deductions from account values, but no deduction is made for transaction or surrender charges which may apply upon a full or partial surrender. These charges are described in "Sales Charges," page 12 and "Transaction Charges," page 13. In the event of a surrender of the Contract, the imposition of surrender and transaction charges will have the effect of reducing the yield earned over the period of ownership.

  The computation of average annual total returns do take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

                             FINANCIAL INFORMATION

  Financial statements of Security First Life are contained in the Statement of Additional Information. The financial statements of the Separate Account are not included in this Statement of Additional Information because, as of the date hereof, the sale of Contracts had not commenced and, as a result, the Separate Account had no assets and no liabilities attributable to the Contracts.

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
                      THE SEPARATE ACCOUNT AND THE FUNDS

THE INSURANCE COMPANY

  Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the state of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). The outstanding voting common stock of SFG is owned by London Insurance Group, Inc., a Canadian insurance service corporation and a publicly traded subsidiary of the Trilon Financial Corporation of Toronto, Canada. Security First Life is authorized to transact business of life insurance, including annuities. Security First Life presently is licensed to do business in 49 states and the District of Columbia.

THE GENERAL ACCOUNT

  The General Account is made up of all of the assets of Security First Life, other than those in the Separate Account and any other segregated asset account. The Participant may allocate amounts to the General Account at the time of purchase or by subsequent transfers from the Separate Account. Amounts allocated to the General Account will be credited with interest on the basis of interest rates guaranteed or declared by Security First Life under the terms of the Contract. Instead of the Participant bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, Security First Life bears the full investment risk for amounts in the General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Participants are referred to the terms of the Contract itself for more information concerning the General Account provisions.

THE SEPARATE ACCOUNT

  The Separate Account was established by Security First Life on May 29, 1980, in accordance with the provisions of the Delaware Insurance Code. It is registered with the SEC as a unit investment trust under the 1940 Act. Registration with the SEC does not involve supervision by the Commission of the management or investment practices or policies of the Separate Account or Security First Life.

  The Separate Account and each Series therein are administered and accounted for as part of the general business of Security First Life, but the income and realized capital gains or losses of each Series are credited to or charged against the assets held for that Series in accordance with the terms of the Contracts. This is done without regard to the income, realized capital gains or losses of any other Series or the experience of Security First Life in any other business it may conduct. The assets of each of these Series are not chargeable with the liabilities arising out of any other business Security First Life may conduct.

  All obligations under the Contracts, including the guarantee to make Annuity payments, are general corporate obligations of Security First Life, and all of Security First Life's assets are available to meet its expenses and obligations under the Contracts. However, while Security First Life is obligated to make the Variable Annuity payments under the Contract, the amount of such payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. (See "Level Payments Varying Annually," page 18.)

  The Funds consist of (i) the Money Market Portfolio and Growth Portfolio of the Variable Insurance Products Fund, (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II; (iii) the Bond Series, T. Rowe Price Growth and Income Series and Virtus U.S. Government Income Series of the Security First Trust;
(iv) the International Portfolio of the Scudder Variable Life Investment Fund and (v) the Small Capitalization Portfolio of The Alger American Fund. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the net asset value per share next for each Fund following receipt of the applicable payment. Any dividend or capital gain distributions received from a Fund are reinvested in Fund shares which are retained as assets of the applicable Series. Fund shares will be redeemed without fee to the Series to the extent necessary for Security First Life to make Annuity or other payments under the Contracts.

  If shares of any Fund should no longer be available for investment by a Series or if in the judgment of Security First Life's management further investment in shares of any Fund should become inappropriate in view of the purposes of the Contracts, Security First Life may substitute for each Fund share already purchased, and apply future Purchase Payments under the Contracts to the purchase of shares of another Fund or other securities. No substitution of securities of any Series may take place, however, without prior notice to Participants and the prior approval of the SEC.

THE FUNDS

  Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investments or investment policies of the Funds. There can be no assurance that the investment objectives of the Funds will be achieved.

  Variable Insurance Products Fund and Variable Insurance Products Fund II are Massachusetts business trusts. Each is divided into separate portfolios. The following portfolios are available under the Contracts:

  Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

  Growth Portfolio seeks to achieve capital appreciation normally through the purchase of common stocks (although the portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

  Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term, fixed income instruments.

  Contrafund Portfolio seeks capital appreciation by investing in companies that the investment adviser believes to be undervalued due to an overly pessimistic appraisal by the public.

  Index 500 Portfolio seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

  FMR is the investment adviser to each of the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II.

  The Security First Trust is a Massachusetts business trust which has a number of series, three of which are available under the Contracts:

  Virtus U.S. Government Income Series seeks to provide current income. The Series pursues this objective by investing in a professionally managed, diversified portfolio limited primarily to U.S. government securities.

  Bond Series seeks to achieve the highest investment income over the long-term consistent with the preservation of principal through investment primarily in marketable debt instruments. Growth of principal and income will also be objectives with respect to up to 10% of the Bond Series' assets that may be invested in common and preferred stocks.

  T. Rowe Price Growth and Income Series seeks capital growth and a reasonable level of current income. While this series will generally invest in common stocks and other equities, it may, depending on economic conditions, reduce such investments and substitute fixed income instruments.

  Security Management, a subsidiary of SFG and an affiliate of Security First Life and Security First Financial, Inc., provides investment advice and management services to the three series of Security First Trust described above. Under subadvisory agreements with Security Management, Price Associates provides investment management services to the Bond Series and T. Rowe Price Growth and Income Series and Virtus provides investment management services to the Virtus U.S. Government Income Series.

  Scudder Variable Life Investment Fund is a Massachusetts business trust which is divided into separate Portfolios. The following Portfolio is available under the Contracts.

  International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The

Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Portfolio does not intend to concentrate investments in any particular industry.

  The investment adviser of the Scudder Variable Life Investment Fund is
Scudder.

  The Alger American Fund is a Massachusetts business trust which has a number of portfolios, one of which is available under the Contracts.

  Small Capitalization Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies within the range of companies included in the Russell 2000 Growth Index. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio.

  The investment adviser of The Alger American Fund is Alger Management.

  Funds are available to registered separate accounts offering variable annuity and variable life products of participating insurance companies and entities permitted under Section 817(h) of the Code. Although it is not anticipated that any disadvantage will result, there is a possibility that a material conflict may arise between the interest of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other companies, or some other reason. In the event of a conflict, the Separate Account will take any steps necessary to protect Owners and variable annuity payees, which may include withdrawal of amounts invested in the Fund by the Separate Account.

  The rights of Participants or Beneficiaries to instruct Security First Life on voting shares of the Funds are described under "Voting Rights," page 22.

  Detailed information about the Funds, their investment objectives, investment portfolios and the charges may be found in the prospectuses of the Funds. An investor should carefully read the Funds' prospectuses before investing. Prospectuses for the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Security First Trust, the Scudder Variable Life Investment Fund and The Alger American Fund may be obtained without charge by written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009.

                             PRINCIPAL UNDERWRITER

  Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contract. Security First Financial, Inc., is a Delaware corporation and a subsidiary of SFG.

                                SERVICING AGENT

  Security First Life receives certain administrative services such as office space, supplies, utilities, office equipment, travel expenses and periodic reports pursuant to an agreement with SFG.

                             CUSTODY OF SECURITIES

  The custodian of assets of the Separate Account is Security First Life. The assets of each Series will be kept physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

                               CONTRACT CHARGES

  Security First Life represents that the charges deducted under the Contract, described below, are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life.

  Charges under the Contract may be assessed for the following: (i) premium taxes; (ii) surrenders, part of which may be deemed to be a sales charge;
(iii) administration fees; (iv) contract maintenance charge; (v) certain transactions; and (vi) assumption of mortality and expense risks with respect to the Separate Account. These charges may not be changed under the Contract, and Security First Life may profit from certain of these charges.

  A Participant should note that there are deductions from and expenses paid out of the assets of the Funds that are described in the Funds' prospectuses.

PREMIUM TAXES

  Certain state and governmental entities impose a premium tax of up to 2.35% (3.50% in Nevada) of Purchase Payments or amounts applied to an Annuity option. The Contract permits Security First Life to deduct any applicable premium taxes from the Participant's Account on or after the time they are incurred. Until further notice, such premium taxes will be absorbed by Security First Life and will not be charged against a Participant's Account.

SALES CHARGES

  No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed upon a partial or full surrender of the Participant's Account. The surrender charge covers expenses relating to the sale of the Contract, including commissions paid to sales personnel and other promotional costs.

  Up to 10% of the value of the Participant's Account in each of the Separate Account and the General Account withdrawn in the first surrender in a calendar year will not be subject to surrender charges ("Free Withdrawal Amount"). Amounts surrendered in excess of the Free Withdrawal Amount may be subject to surrender charges, and each surrender will be subject to a transaction charge. (See "Transaction Charges," page 13).

  The amount credited to the Participant's Account with respect to each Purchase Payment will be subject to a charge equal to the applicable percentage of such amount at the time a full or partial surrender is made. These charges amount to:

  7% for Purchase Payments received in the calendar year of the surrender;

  6% for Purchase Payments received in the calendar year before the surrender;

  5% for Purchase Payments received in the 2nd calendar year before the surrender;

  4% for Purchase Payments received in the 3rd calendar year before the surrender;

  3% for Purchase Payments received in the 4th calendar year before the surrender;

  0% for Purchase Payments received prior to the 4th calendar year before the surrender.

  These charges are applied by reducing the Series from which the surrender will be taken by an amount determined by dividing the amount elected to be surrendered by a factor derived from the above percentage charges, plus the transaction charges. This factor is equivalent to (a) -- (b) where (a) is 1 and (b) is the percentage charge expressed as a decimal. Accumulation Units are cancelled on a first-in, first-out basis. In no event will surrender charges imposed on Accumulation Units in a Participant's Account exceed an amount equal to 9% of such Participant's Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts left in the Separate Account for longer periods of time are subject to lower charges than amounts immediately surrendered.

  In the event of a partial surrender, the Participant will receive a check in the amount requested. Surrender charges, if any, will be deducted from the Series from which the partial surrender was taken, or proportionally from the remaining Series in the event that the Series is fully surrendered. Deductions from the Participant's interest in the General Account, if any, will be from Purchase Payments and accumulations thereon on a first-in, first-out basis.

  Surrender charges will be waived on a lump sum withdrawal if the Participant is confined to a hospital for a minimum of 30 consecutive days or a skilled nursing home for a minimum of 90 consecutive days and the withdrawal is requested prior to 60 days after termination of confinement. Surrender charges will be eliminated when the Contracts are issued to officers, directors or full-time employees of Security First Life or its affiliates.

ADMINISTRATION FEES

  An administration fee is deducted from the Owner's interest in the Separate Account on a daily basis. Contract administration expenses include the cost of policy issuance; salaries; rent; postage; telephone and travel expenses; legal, administrative, actuarial and accounting fees; periodic reports; office equipment; stationery; office space; and custodial expenses. These fees will not exceed the cost of providing such administration services. There is no necessary relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that Contract. Security First Life may voluntarily waive a portion of the administration fee. Until further notice, Security First Life has determined to reduce its administration fee to .10% per annum (.000274% deducted daily from the assets of the Separate Account). This reduction in the administration fee is permanent for Certificates issued prior to the termination or reduction of the waiver.

CONTRACT MAINTENANCE CHARGE

  At the end of each Certificate year Security First Life may deduct a contract maintenance charge. This fee will not exceed $27.50 plus $2.50 for each Series for which there are Accumulation Units included in the value of the Participant's Account. Therefore, the maximum fee on an annual basis will not exceed $55. The fee will be prorated between Series in the Participant's Account on the basis of their respective values on the date of the deduction. Administrative expenses include the cost of policy issuance, salaries, postage, telephone, travel expenses, legal, administrative, actuarial, management and accounting fees, periodic reports, office equipment, stationery, office space and custodial expenses. Until further notice, Security First Life will waive the deduction of contract maintenance charges, and this waiver is permanent for Certificates issued prior to the termination or change in this waiver.

TRANSACTION CHARGES

  A $10 transaction charge will be deducted from the Participant's Account for each conversion from a Series. Similarly, a $10 transaction charge will be deducted from the Participant's Account upon annuitization of all or a portion of the Participant's Account (see "Annuity Benefits," page 18). Similarly, in the event of a surrender, a transaction charge will be deducted from the Participant's Account in an amount equal to the lesser of $10 or 2% of the amount surrendered. These charges are at cost, and Security First Life does not anticipate profiting from them. Conversion charges for conversions from one series of the Separate Account to another Series of the Separate Account are currently waived. This waiver is permanent for Certificates issued prior to the termination or change in this waiver.

MORTALITY AND EXPENSE RISK CHARGES

  The minimum death benefit provided for by the Contract requires Security First Life to assume a mortality risk that the Participant's Account will be less than the Participant's Purchase Payments adjusted for prior surrenders and/or amounts applied to Annuity options. (See "Death Benefit Before the Annuity Date," page 20.) Further, because the Contract provides life Annuity options, Security First Life assumes a mortality risk that the death rate of Participants as a group will be lower than the death rate upon which the mortality tables specified in the Contract are based. In addition, Security First Life assumes the risk that the amount, if any, deducted for administration fees and contract maintenance charges will be insufficient to cover its actual costs for maintaining its Contracts. Contract administration expenses include the cost of policy issuance, salaries, rent, postage, travel expenses, legal, administrative, actuarial and accounting fees, periodic reports, office equipment, stationery, office space and custodial expenses. There is no assurance that the margins will be sufficient to absorb the expenses during the term of the Contract. As compensation for assuming these risks, Security First Life will make a deduction of .003425% on a daily basis (1.25% per year) from the value of the Separate Account assets funding the Contract.

  Distribution expenses for the Contract will be paid out of the general assets and income of Security First Life. Such assets and income of Security First Life include, among other things, the proceeds derived from mortality and expense risk charges deducted from the Separate Account.

  Security First Life may, in its discretion, voluntarily waive a portion of the mortality and expense risk charges, which waiver may be terminated at any time.

FREE LOOK PERIOD

  The Contract provides for an initial "Free Look" period. The Participant has the right to return the Contract within 20 days (or such longer period as required by state law) after the Participant receives the Contract by delivering or mailing it to Security First Life at its administrative office. If the Contract is mailed, it will be deemed mailed on the date of the postmark or, if sent by certified or registered mail, the date of certification or registration. The returned Contract will be treated as if the Company never issued it, and the Company will refund the Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value.

DEFERRED COMPENSATION PLANS

  With respect to certain Contracts issued to fund deferred compensation plans qualifying under Section 457 of the Code for state and local government employees, Security First Life may agree to reduce or waive the contract maintenance charge, transaction charges and the administration fee. In addition, deductions for sales charges may be reduced or waived in the event of a surrender under the plan resulting from a Participant's death, disability, retirement, termination of employment, financial hardship or transfer to another investment provider.

                         DESCRIPTION OF THE CONTRACTS

GENERAL

  The Contracts (designated Form SF 230) are group contracts designed to provide annuity benefits to employees of public school systems, churches and certain tax-exempt organizations as tax deferred annuity contracts under the provisions of Section 403(b) of the Code, to employees covered under various types of employer deferred compensation plans which qualify under the provisions of Section 457 of the Code, to trusts under retirement plans which qualify under Section 401 of the Code and to individuals as individual retirement annuities under Section 408 of the Code. (See "Federal Income Tax Status," page 21.) Since the Contracts are designed to fulfill long-term financial needs, purchasers should not consider them as short-term or temporary investments.

  A group Contract is issued to an employer, to a trustee of a qualified retirement plan, or to another organization, which will be the Owner, covering all present and future Participants. Except as described below, after completing an enrollment form and arranging for Purchase Payments to begin, each enrolled Participant receives a Certificate which summarizes the provisions of the group contract and evidences his or her participation in the Plan. The group contracts described below may be restricted by the governing instrument of the Plan as to the exercise by the Participant of certain rights provided in such contracts. Owners and Participants should refer to the Plan for information concerning such restrictions, if any. No Certificates are issued to Participants under deferred compensation or qualified retirement Plans.

PURCHASE PAYMENTS

  Purchase Payments may be made on an annual, semi-annual, quarterly, or monthly basis, or at such intervals as may be agreed to by Security First Life. The frequency of Purchase Payments may be changed if permitted by the Plan. The minimum Purchase Payment is $20, with an annual minimum of $240. Purchase Payments may be allocated to the Separate Account, the General Account or between them in accordance with the election of the Participant. Confirmation of each Purchase Payment received will be periodically sent to the Participant.

TRANSFERS

  Accumulation Units may be transferred among the Series of the Separate Account or from the Separate Account to the General Account at any time. In addition, Accumulation Units in the General Account may be transferred to the Separate Account pursuant to reallocation elections described below or pursuant to the following limitations: (i) transfers are limited to once per Certificate year; (ii) unless otherwise permitted by Security First Life, the total value transferred from the General Account may not exceed 20% of the accumulated payment value of the Participant's interest in the General Account and (iii) the amount transferred will be based upon accumulated payment value and a proportional reduction will be made in the annuity value of the Participant's interest in the General Account.

  Transfer instructions may be communicated in writing or, if permitted by Security First Life, by telephone. If telephone transfers of Accumulation Units are permitted, the Participant will be required to complete a prior authorization on a form provided by Security First Life. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine (including requiring one or more forms of personal identification), and Security First Life will not be liable for following instructions it reasonably believes to be genuine.

  Accumulation Units will be transferred at their respective values as next computed after receipt of written or telephone instructions. Because Accumulation Unit values are determined at the close of regular trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time) on a Valuation Date, transfer instructions received after that time will be effected as of the next Valuation Date.

  Annuity Units may be transferred among the Series of the Separate Account at any time (except within two calendar weeks before the Annuity Date and any anniversary thereof). Annuity Units may not be transferred to the General Account. However, amounts in the General Account that have not been applied to a Fixed Annuity income option may be transferred to Annuity Units in one or more Series of the Separate Account for a Variable Annuity payout. Transfers of Annuity Units must be elected in writing and will be effective on the first Valuation Date following receipt of the instructions.

  A minimum of $500 (or, if lesser, the balance of the Participant's account allocated to the Series to be transferred) must be transferred from any Series of the Separate Account or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the date the transfer occurs.

DOLLAR COST AVERAGING

  Security First Life offers a program for dollar cost averaging in which Participants who have held their Contracts for a year or more and who have Participant Accounts of $5,000 or more may participate. The program will periodically transfer Accumulation Units from the Series invested in the Money Market Portfolio of the Variable Insurance Products Fund to any of the other Series Selected by the Participant. The program allows the Participant to invest in non-money market Series over any period selected by the Participant rather than investing in those Series all at once. Transfers may be made monthly, quarterly, semi-annually, or annually in a minimum amount of $100, and Security First Life reserves the right to limit the number of Series to which transfers can be made (but there are not current limitations). A Participant may terminate the program at any time on written notice to Security First Life. There is no charge to participate in this program.

REALLOCATION ELECTION

  One year after the Certificate Date and after the Participant's Account amounts to $5,500 or more a Participant may elect in writing on a form provided by Security First Life to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio established by the Participant. Transfers will be made annually on the third business day of the month in which the anniversary of the Contract Date occurs. No transfer from the General Account shall exceed 20% of the Participant's interest invested in the General Account. Changes in allocation ratios can be made once each Contract Year. Amounts transferred from the General Account will be based on the accumulated payment value of the Participant's interest in the General Account and a proportional reduction will be made in the annuity value of the Participant's interest in the General Account. There is no charge to participate in this program.

LOANS (SECTION 403(b) PLANS ONLY)

  Participants in Plans which qualify under Section 403(b) may obtain a loan under the Contract from that portion of the Participant's Account which is allocated to the General Account. Accumulation Units in the Separate Account will be taken into account in determining the maximum amount of any loan, and the Participant would be permitted to convert Accumulation Units from the Separate Account to the General Account prior to any loan. The Code imposes limits on the amounts, duration and repayment schedule for all such loans. If the plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974, eligibility for, and the terms and conditions of, such loans may be further limited by the terms of the plan and will be determined by the plan administrator or other designated plan official. The Participant's Account will serve as sole security for a loan, and Security First Life may terminate a loan, in its discretion, in the event of a request for a surrender. Security First Life may modify or terminate the granting of loans at any time, provided that any such modification or termination will not affect outstanding loans. Fees may be charged for loan set-up and administration. The loan set-up fee is currently $50 and would be deducted from the loan proceeds. There currently is no fee for administering the loans.

MODIFICATION OF THE CONTRACTS

  The Contract guarantees that Annuity payments involving life contingencies will be based on the minimum guaranteed Annuity purchase rates incorporated in the Contracts, regardless of actual mortality experience. The Contract also includes provisions legally binding on Security First Life with respect to surrenders, death benefits and maximum charges, fees and deductions from a Participant's Account. Security First Life may only change these provisions to the extent permitted by the Contract: (i) with respect to terms which apply to Participants after the effective date of the change; (ii) with respect to terms which apply to the excess of any Purchase Payments received in any Certificate Year over the Purchase Payments received in the first Certificate Year; or (iii) to the extent necessary to conform the Contract to any federal or state law, regulation or ruling.

  A Contract may also be modified by written agreement between Security First Life and the Owner.

ASSIGNMENT

  If permitted by the Plan and applicable law, the Contracts may be assigned by the Participant, provided written notice of such assignment is received by Security First Life. Even if valid, an assignment may constitute a taxable event for the Participant. In the case of Contracts issued in connection with a deferred compensation plan, all rights, discretion and powers under the Contract are vested in the Owner and not the Participant.

  Inquiries as to any Contract provisions should be made in writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1(800)283-4536.

                              ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

  Accumulation Units are credited to a Series upon receipt of each Purchase Payment or conversion, as the case may be. The number of Accumulation Units to be credited is determined by dividing the net amount allocated to a Series by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

  In the event that an application for a Contract fails to recite all of the necessary information, Security First Life will promptly request that the Participant furnish further instructions and will hold any initial Purchase Payment in a suspense account, without interest, for a period not exceeding five Business Days pending receipt of such information. If the necessary information is not received by Security First Life within five Business Days of receipt of the application, Security First Life will return the Purchase Payment.

VALUATION OF ACCUMULATION UNITS

  The current value of Accumulation Units of a Series of the Separate Account varies with the investment experience of the Fund in which the assets of the Series are invested. Such value is determined each business day at the close of regular trading on the New York Stock Exchange (currently 4:00 P.M. Eastern
Time) by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. (See "Net Investment Factor," below.) The Participant bears the investment risk that the current value of Accumulation Units invested in a Series may at any time be less than the amounts originally allocated to the Series.

NET INVESTMENT FACTOR

  The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the administration fees and the mortality and expense risk fees) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than one, depending upon the Fund's investment performance.

SURRENDERS

  To the extent permitted by the Plan and applicable provisions of the Code, a Participant may surrender all or a portion of the Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to the Participant including current taxation of the distribution and a penalty tax on a premature distribution. (See "Federal Income Tax Status," page 21.) The Participant should consult his or her tax adviser before requesting a surrender.

  The cash value of a Participant's interest in the Separate Account prior to the Annuity Date may be determined at any time by multiplying the number of Accumulation Units for each Separate Account Series credited to the Contract by the current value of an Accumulation Unit in the Series and subtracting the surrender charges, if any, and the transaction charges. Upon receipt of a written request for a full or partial surrender, Security First Life will calculate the surrender using the value of Accumulation Units next computed after receipt of such request.

  A request for a partial surrender from more than one Series must specify the allocation of the partial surrender among the Series. No partial surrender may be made that would cause a Participant's interest in any Series to have a value after the surrender of less than $200, unless the entire amount allocated to such Series is being surrendered.

  Payment of any amount surrendered from the Series will be made within seven days of the date the written request is received by Security First Life. Surrenders may be suspended when: (i) trading on the New York Stock Exchange is restricted by the SEC or such Exchange is closed for other than weekends or holidays; (ii) the SEC has by order permitted such suspension; or (iii) an emergency as determined by the SEC exists making disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

STATEMENT OF ACCOUNT

  Prior to the Annuity Date, each Participant will be provided with a written statement of account each calendar quarter in which a transaction occurs. In no event will a statement of account be provided less often than once annually. The statement of account will show all transactions for the period being reported. It will also show the number of Accumulation Units of each Series in the Participant's Account, the current Accumulation Unit value for each Series, and the value of the Participant's Account as of the end of the reporting period.

  Although care is taken to ensure the accuracy of allocations and transfers to and within the Separate Account, the possibility of an error still exists. Owners are asked to review their statements and confirmations of transactions carefully and to promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in the statements will be considered final at the end of 60 days from the date of the statement.

                               ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

  Unless otherwise elected by the Participant, the Participant's interest in the Separate Account will be applied to provide a Variable Annuity. The dollar amount of Variable Annuity payments will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge provided for under the Contract.

LEVEL PAYMENTS VARYING ANNUALLY

  Under the Contract, Variable Annuity payments are determined annually rather than monthly so that Annuity payments, uniform in amount, are made monthly during each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. Thus, amounts of the Annuity payments vary with the investment performance of the Series from year to year rather than from month to month.

  The monthly Variable Annuity payments for the first year will be determined on the last Valuation Date of the second calendar week preceding the Annuity Date by using a formula described in the Contract. On each anniversary of the Annuity Date, Security First Life will determine the amount of monthly payments for the year then beginning. This is determined by multiplying the number of Annuity Units in each Series from which payments are to be made by the Annuity Unit value of that Series for the Valuation Period in which the first payment for that year is due.

  The amount of the year's Variable Annuity payments is transferred to the General Account at the beginning of the Annuity year. Although an amount in the Separate Account is credited to an Annuitant and transferred to the General Account to make Annuity payments, it should not be inferred that the Annuitant has any property rights in this amount. The Annuitant has only a contractual right to Annuity payments from the amount credited to him or her in the Separate Account.

  The monthly Annuity payments are made from the General Account with interest credited using the Assumed Investment Return of 4.25% or the alternative Assumed Investment Return selected by Participant. Security First Life will experience profit or loss on the amounts placed in the General Account to provide level monthly payments during the year to the extent that net investment income and gains in the General Account exceed or are lower than the Assumed Investment Return selected.

  Because Annuity payments for the year are set at the beginning of the year, the Annuitant will not benefit from increases in Annuity Unit values during the year. However, such increases and decreases will be reflected in the calculation of Annuity payments for the subsequent year.

ASSUMED INVESTMENT RETURN

  Variable Annuity payments will vary from payments based on the Assumed Investment Return if the actual investment experience of the Series is better or worse than the Assumed Investment Return. The choice of the Assumed Investment Return can affect the level of Annuity payments from year to year. Over a period of time, if the Separate Account achieves a net investment result equal to the Assumed Investment Return applicable to a particular option, the amount of the Annuity payments would be level. However, if the Separate Account achieves a net investment result greater than the Assumed Investment Return, the amount of the Annuity payments would increase in value each year. Similarly, if the Separate Account achieves a net investment result smaller than the Assumed Investment Return, the amount of the Annuity payments would decrease each year.

  Although a higher initial payment would be received under a higher Assumed Investment Return, there is a point in time after which payments under a lower Assumed Investment Return would be greater, assuming payments continue through that point in time. The effect of a higher or lower Assumed Investment Return can be summarized as follows: a higher Assumed Investment Return will result in a larger initial payment but more slowly rising or more rapidly falling subsequent payments than a lower Assumed Investment Return.

  Unless otherwise elected the Assumed Investment Return will be 4.25% per annum. To the extent permitted by state law and regulations, Security First Life will permit an election of an Assumed Investment Return of 3.50%, 5% or 6%. It should not be inferred, however, that such returns will bear any relationship to the actual net investment experience of the Series.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

  The Annuity Date and the form of Annuity payment are elected by the Participant. Unless an earlier date is elected in accordance with the Plan, Annuity payments must begin on the Normal Annuity Date.

  To the extent not prohibited by the Plan, an optional Annuity Date may be elected which date may be the first day of any month prior to the Normal Annuity Date. The election must be made at least 31 days before the optional Annuity Date.

  The normal form of Annuity payment under the Contract is Option 2, a life Annuity with 120 monthly payments certain. Unless indicated otherwise, Option 2 will be automatically applied. Changes in the optional form of Annuity payment may be made at any time up to 31 days prior to the date on which Annuity payments are to begin. Options 1 through 4 may be elected as either Variable Annuities or Fixed Annuities, while Option 5 may be elected only as a Fixed Annuity. The first year's Annuity payments described in Option 1 through 4 are determined on the basis of: (i) the mortality table specified in the Contract, (ii) the age and, where permitted, the sex of the Annuitant, (iii) the type of Annuity payment option(s) selected, and (iv) the Assumed Investment Return selected. Fixed Annuity payments described in Option 5 are determined on the basis of: (i) the number of years in the payment period and
(ii) the interest rate guaranteed with respect to the option.

  The United States Supreme Court in its decision entitled Arizona Governing Committee for Tax Deferred Annuity and Deferred Compensation Plans v. Norris determined that an employer subject to Title VII of the Civil Rights Act of 1964 may not offer to its employees the option of receiving retirement benefits calculated on the basis of sex. The Company will issue contracts which comply with the Norris decision and state law.

OPTION 1 -- LIFE ANNUITY

  An Annuity payable monthly during the lifetime of an individual, ceasing with the last payment due prior to the death of an individual. This option offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or of death benefits for Beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

  An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments not less than 120, 180 or 240 months, as elected. If at the death of the individual the specified number of payments have not been made, Annuity payments will be continued during the remainder of such period to the designated Beneficiary.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

  An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments equal to the amount applied under this option divided by the first monthly payment. Any payments made to the designated Beneficiary after death of the annuitant will stop when Security First Life has paid out a total number of payments equal to the minimum number of payments.

OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY

  An Annuity payable monthly during the joint lifetime of two individuals and thereafter during the lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor.

OPTION 5 -- DESIGNATED PERIOD ANNUITY -- FIXED DOLLAR ONLY

  A fixed dollar Annuity payable monthly for a specified number of years from 5 to 30. The amount of each payment will be based on an interest rate determined by Security First Life, that will not be less than 3.50% per annum. Fixed Annuity payments under this option may not be commuted to a lump sum, except as provided under "Death Benefits".

FREQUENCY OF PAYMENT

  At the election of the Payee, payments under any option may be made annually, semi-annually, quarterly or monthly. If at any time any payments to be made to any payee from any Series are or become less than $50 each, Security First Life shall have the right to decrease the frequency of payments to such interval as will result in a payment of at least $50.

ANNUITY UNIT VALUES

  The value of an Annuity Unit at a Valuation Date is determined by multiplying the value of the Annuity Unit at the preceding Valuation Date by an "Annuity Change Factor". The Annuity Change Factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity Change Factor is determined by dividing the value of the Accumulation Unit at the Valuation Date by the value of the Accumulation Unit at the preceding Valuation Date and multiplying the result by a neutralization factor.

  The neutralization factor is determined by dividing 1 by the weekly equivalent of the Assumed Investment Return previously selected by the Annuitant. For example, the neutralization factor for the Assumed Investment Return of 4.25% is 0.9991999.

  The number of Annuity Units for a Series is determined by dividing the monthly Annuity payment for the first year by that Series' Annuity Unit value on the same date as the first year's Annuity payments are calculated. The number of Annuity Units thus determined will not change throughout the annuity payment period unless the Participant transfers Annuity Units to or from other Series of the Separate Account.

                                DEATH BENEFITS

DEATH BENEFIT BEFORE THE ANNUITY DATE

  If the Participant dies before the Annuity Date, and unless otherwise provided in the Plan, the Contract will pay a death benefit to the Beneficiary in accordance with the terms set forth below.

  The Beneficiary may elect to receive the Participant's Account values as either: (i) Annuity income under Annuity Income Options One, Two, or Five described in Article 7 of the Contract, provided that an election of an Annuity Income Option is subject to the following conditions; (a) payments must begin within one year of the Participant's death (provided that under a Qualified Contract the spouse of the Participant may delay commencement of payments to the date on which the Participant would have attained age 70 1/2);
(b) the guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service; and (c) the Annuity Value as of the date of the first Annuity income payment will be used to determine the amount of the death benefit to be applied; or (ii) a lump sum payout of the cash value, provided that this payout shall be made within five
(5) years of the date of death of the Participant.

  If a Participant who has not attained age 65 dies before the Annuity Date the amount of any lump sum settlement will be the greater of the Participant's Account less transaction fees or the total of the Participant's Purchase Payments reduced by any Purchase Payments previously surrendered or applied to Annuity income. If a Participant who has attained age 65 dies before the Annuity Date only the cash value will be paid as a death benefit.

  If the sole Beneficiary is the spouse of the Participant, the spouse may elect to succeed to all rights of the Participant under this Contract. Except as otherwise required by law or as required by the Plan, if there is more than one Beneficiary living at the time of the Participant's death, each will share in the proceeds of the death benefit equally, unless the Participant has elected otherwise. If the Participant outlives all Beneficiaries, the death benefit will be paid to the Participant's estate in a lump sum. No Beneficiary shall have the right to assign, anticipate or commute any future payments under any of the options, except as provided in the election or by law.

  Rights to the death benefit will pass as if the Participant outlived the Beneficiary if: (i) the Beneficiary dies at the same time as the Participant; or (ii) the Beneficiary dies within 15 days of the Participant's death and prior to the date due proof of the Participant's death is received by Security First Life. Due proof of death will be a certified death certificate, an attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or such other documents as Security First Life may, at its option, accept.

DEATH BENEFIT AFTER THE ANNUITY DATE

  Unless otherwise provided in the Plan, if the Annuitant under a Contract dies on or after the Annuity Date, the remaining portion of his or her interest will be distributed to the Beneficiary at least as rapidly as under the method of distribution being used at the date of the Annuitant's death. If no designated Beneficiary survives the Annuitant, the present value of any remaining payments certain on the date of the death of the Annuitant, calculated on the basis of the Assumed Investment Return previously elected, may be paid in one sum to the estate of the Annuitant unless other provisions have been made and approved by Security First Life. This value is calculated as of the date of payment following receipt of due proof of death.

  Unless otherwise restricted, a Beneficiary receiving variable payments under Options 2 or 3 after the death of an Annuitant may elect at any time to receive the present value of the remaining number of Annuity payments certain in a single payment, calculated on the basis of the Assumed Investment Return previously selected. However, such election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL INCOME TAX STATUS

  The operations of the Separate Account form part of the operations of Security First Life. Under the Code as it is now written no federal income tax is payable by Security First Life on the investment income and capital gains of the Separate Account. Moreover, as long as the Separate Account meets the diversification requirements of Section 817(h) of the Code, or the requirements of Section 457 of the Code in the case of a Section 457 Plan, no federal income tax is payable by the Participant on the investment income and capital gains under a Certificate until Annuity payments commence or a full or partial withdrawal is made. It is intended that the Separate Account will continue to meet the requirements of Section 817(h) of the Code.

  Employers may deduct their contributions to self-employed and corporate pension and profit-sharing plans described in Section 401 of the Code and tax sheltered annuities described in Section 403(b) in the year when made up to the limits specified in the Code. In addition, some employer plans may permit nondeductible employee contributions.

  All distributions, with the exception of tax free rollovers as described below or a return of permitted nondeductible employee contributions, are included in gross income. In the case of Sections 401 and 403(b) plans and IRAs, a distribution is includible in the year in which it is paid. In the case of a 457 plan, a distribution is includible in the year it is paid or made available. Under certain limited circumstances, a lump sum distribution from a Section 401 plan may qualify for special 5-year or 10-year forward income averaging or long-term capital gains treatment.

  In the case of Sections 401, 403(b), and 457 plans and IRAs, Annuity payments for life or a period not exceeding the life expectancy of the Participant or the Participant and a designated beneficiary must commence by April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or retires. Distributions under Sections 401, 403(b), 457 plans and IRAs must also meet the minimum incidental death benefit requirements of the Code.

  Except as described below, the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including both 401 and 403(b) plans. To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another 401 plan or 403(b) annuity, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Participant reaches age 59 1/2; (b) distributions following the death or disability of the Participant; (c) after separation from service, distributions that are part of substantially equal periodic payments, not less frequently than annually, made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of such Participant and his designated Beneficiary; (d) distributions to a Participant who has separated from service after attaining age 55; (e) distributions made to the Participant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Participant for amounts paid during the taxable year for medical care; and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order.

  Similar rules apply to IRAs, but there are fewer exceptions to the 10% penalty tax. The taxable portion of an IRA distribution will not be subject to the tax penalty if: (a) it is made on or after the date on which the Participant reaches age 59 1/2; (b) it is made following the death or disability of the Participant; or (c) it is part of substantially equal periodic payments, not less frequently than annually, made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of such Participant and his or her designated beneficiary. The 10% penalty tax does not apply to Section 457 plans.

  The Code prohibits the withdrawal of amounts contributed or earned under a 403(b) annuity on or after January 1, 1989, except in these circumstances: (a) the Participant attains age 59 1/2, separates from service, dies, becomes disabled, or (b) in the case of hardship as determined in accordance with applicable regulations. Withdrawals for hardship are restricted to the portion of the Participant's Account which represents contributions by the Participant and does not include any investment results. These limitations on withdrawals apply only to salary reduction contributions made after December 31, 1988 and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not effect rollovers or exchanges between Section 403(b) annuities.

  Loans from annuity contracts are generally treated as taxable distributions under the Code. There is an exception to this general rule for contracts issued in connection with certain types of retirement plans, including section 403(b) contracts, provided that the conditions set forth in section 72(p) of the Code and applicable regulations are met. Those conditions include limits on the amounts of such loans, the term of loan and loan repayment schedule requirements. Even if a loan meets such requirements when made, a subsequent failure to satisfy them -- such as a failure to make repayment installments as required -- could result in part or all of the loan proceeds being deemed to be a distribution subject to current taxation and possible penalty tax. A tax adviser should be consulted prior to requesting a loan from the Contract.

  Providing certain requirements of the Code are met, distributions from a plan may be rolled over tax free to another plan. Distributions from a Section 401 plan may be rolled over to a Section 401 defined contribution plan, a
Section 403(a) annuity or an IRA. Distributions from a tax sheltered annuity may be rolled over to another tax sheltered annuity or an IRA. Distributions from an IRA may be rolled over to another IRA and, if the IRA contains only permissible rollover amounts, to a Section 401 plan or a tax sheltered annuity.

  The discussion contained in the Prospectus regarding withdrawals and other distributions from a Participant's Account should be considered in light of the above.

WITHHOLDING

  Security First Life is required to withhold federal income tax on distributions such as Annuity payments and full or partial surrenders (except as noted below in connection with Section 401 and 403(b) plans). However, recipients of distributions are allowed in some cases to make an election not to have federal income tax withheld. After an election is made with respect to Annuity payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. Security First Life will notify the payee at least annually of his or her right to revoke the election.

  Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in a direct trustee-to-trustee transfer, no withholding will be required.

  Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number.

MULTIPLE CONTRACTS

  Code Section 72(e)(11) provides that multiple deferred annuity contracts which are issued within a calendar year to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences.

OBTAINING TAX ADVICE

  It should be recognized that the federal income tax information in this prospectus is not exhaustive and is for information purposes only. The discussion above does not purport to cover all situations involving the purchase of an Annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

                                 VOTING RIGHTS

  Unless otherwise restricted by the Plan, each Participant holding a Certificate will have the right to instruct Security First Life with respect to voting the Fund shares which are the assets underlying his or her interest in the Separate Account, at all regular and special shareholders meetings of the Funds. Security First Life will mail to each Participant, at his last known address, all periodic reports and proxy material of the applicable Fund and a form with which to give voting instructions. Fund shares as to which no timely instructions are received will be voted by Security First Life in proportion according to the instructions received from all the Participants giving timely instructions.

  Even though Annuity payments have begun, the Annuitant will continue to have any voting rights exercisable with respect to the Funds shares.

  The number of votes to be cast by each person having the right to vote will be determined as of a record date within 90 days prior to the meeting of the Fund, and voting instructions will be solicited by written communication at least 10 days prior to such meeting. To be entitled to vote, a Participant or Annuitant must have been such on the record date. The number of shares as to which voting instructions may be given to Security First Life is determined by dividing the value on the record date on that portion of the Participant's Account then allocated to a Series for a Fund (or, after the Annuity Date, the values maintained in that Series attributable to the Participant) by the net asset value of a Fund share as of the same date.

                               LEGAL PROCEEDINGS

  Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets. There are no present or pending material legal proceedings affecting the Separate Account.

                            ADDITIONAL INFORMATION

  For further information contact Security First Life at the address and phone number on the cover of this Prospectus. A copy of the Statement of Additional Information, dated May 1, 1997, which provides more detailed information about the Contracts, may also be obtained. Set forth below is the table of contents for the Statement of Additional Information.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
The Insurance Company......................................................   3
The Separate Account.......................................................   3
Net Investment Factor......................................................   3
Annuity Payments...........................................................   3
Additional Federal Income Tax Information..................................   6
Underwriters, Distribution of the Contracts................................   7
Calculation of Performance Data............................................   7
Voting Rights..............................................................   9
Safekeeping of the Securities..............................................   9
Servicing Agent............................................................  10
Independent Auditors.......................................................  10
Legal Matters..............................................................  10
State Regulation of Security First Life....................................  10
Financial Statements.......................................................  10

  A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement, to all of which reference is made for further information concerning the Separate Account, Security First Life and the Contracts offered hereby. Statements contained in this Prospectus as to the contents of the Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

                                 STATEMENT OF

                            ADDITIONAL INFORMATION

                    SECURITY FIRST LIFE SEPARATE ACCOUNT A

     ---------------------------------------------------------------

                       GROUP FLEXIBLE PAYMENT FIXED AND
                          VARIABLE ANNUITY CONTRACTS

     ---------------------------------------------------------------

                     SECURITY FIRST LIFE INSURANCE COMPANY

                                  MAY 1, 1997

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 1997, may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning (800)283-4536.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
The Insurance Company......................................................   3
The Separate Account.......................................................   3
Net Investment Factor......................................................   3
Annuity Payments...........................................................   3
Additional Federal Income Tax Information..................................   5
Underwriters, Distribution of the Contracts................................   6
Calculation of Performance Data............................................   6
Voting Rights..............................................................   8
Safekeeping of Securities..................................................   8
Servicing Agent............................................................   8
Independent Auditors.......................................................   8
Legal Matters..............................................................   9
State Regulation of Security First Life....................................   9
Financial Statements.......................................................   9

THE INSURANCE COMPANY

  Security First Life Insurance Company ("Security First Life"), a Delaware corporation, is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). The common shares of SFG are held by London Insurance Group, Inc., a Canadian insurance service corporation and publicly traded subsidiary of the Trilon Financial Corporation of Toronto, Canada.

THE SEPARATE ACCOUNT

  The Security First Life Separate Account A ("Separate Account") presently funds the group variable annuity contracts issued by Security First Life on Forms SF 224FL, SF 224R1, SF 226R1, SF 234, SF 236 and individual annuity contracts on Form SF 135. These individual and group variable annuity contracts are described in other prospectuses. The combination fixed and variable contracts ("Contracts") described in this Statement of Additional Information and related prospectus are distinct contracts from the above described individual and group variable annuity contacts.

  Amounts transferred to the Separate Account under the Contracts will be invested in the securities of ten Funds: (i) the Money Market Portfolio and Growth Portfolio of the Variable Insurance Products Fund; (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II; (iii) the Bond Series, T. Rowe Price Growth and Income Series and Virtus U.S. Government Income Series of the Security First Trust; (iv) the International Portfolio of the Scudder Variable Life Investment Fund; and (v) the Small Capitalization Portfolio of The Alger American Fund. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, which correspond respectively to these ten funds.

NET INVESTMENT FACTOR

  The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Funds and the deduction of the mortality and expense risk fees and the administration fees) in the net asset value of the Fund in which a particular Series is invested, since the preceding Business Day. The Separate Account net investment factor for each series of Accumulation Units is determined for any Business Day by dividing
(i) the net asset value of a share of the Fund which is represented by such Fund at the close of the business on such day, plus the per share amount of any distributions made by such fund on such day by (ii) the net asset value of fund share determined as of the close of business on the preceding Business Day and then subtracting from this result the mortality and expense risk fees and the administration fees factor of .003699% for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

  The primary theory of a variable annuity having underlying assets chiefly invested in a portfolio of common stocks is to provide Annuitants with Annuity payments which will tend to remain level during a period when the economy is relatively stable and to provide increased Annuity payments during periods of economic growth and inflation. It is believed that the value of such Separate Account investment will, over the long term, tend to reflect changes in the general economic price level. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during the periods of economic growth and inflation. However, there is no exact correlation between the two. In some periods, the value of a common stock portfolio has declined while the cost of living has increased.

  The primary theory of a variable annuity having underlying assets chiefly invested in fixed-income securities (such as the Bond Series) is to provide Annuitants with annuity payments which will be higher in amount than those provided by conventional Fixed Annuities. It should be recognized, however, that a portfolio consisting of non-convertible fixed-income securities and which is designed to obtain a high level of current yield involves market risks that are not found in a fixed annuity and that differ from those found in a variable annuity invested primarily in common and preferred stocks. Certain securities (high yield bonds) in the portfolio will be very sensitive to adverse economic changes and corporate developments. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thin market. In addition, periods of economic uncertainty and change may result in increased volatility of both the market prices of high yield bonds and the fund's net asset value.

  The market value of non-convertible fixed-income securities usually reflects yields then generally available in securities of similar quality and type. Based upon historical analysis, when interest rates decline, the market value of a portfolio already invested at higher interest rates may be expected to rise if such securities are not subject to call at the option of the issuer. Conversely, when such interest rates increase, the market value of a portfolio already invested at lower interest rates may be expected to decline. The Asset Manager Portfolio, Bond Series and T. Rowe Price Growth and Income Series may, pursuant to the investment policies, invest a significant portion of their assets in long-term fixed-income securities. Because of this, Participants who select one of these series as the basis for Annuity Payments should recognize that Annuity Payments may decrease during periods when interest rates and general prices are rising.

  Participants should carefully consider which of the underlying series is best suited to their long-term needs.

 Basis of Variable Annuity Benefits

  The Variable Annuity benefit rates used in determining Annuity Payments under the Contract are based on actuarial assumptions, reflected in tables in the Contract, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

                      CALENDAR YEAR OF BIRTH                   ADJUSTED AGE IS
                      ----------------------                  ------------------
      Before 1916............................................     Actual Age
      1916 - 1935............................................ Actual Age Minus 1
      1936 - 1955............................................ Actual Age Minus 2
      1956 - 1975............................................ Actual Age Minus 3
      1976 - 1995............................................ Actual Age Minus 4

 Determination of Amount of Monthly Variable Annuity Payments for First Year

  The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Participant on the last day of the second calendar week before the Annuity Date. The Contract contains tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

  At the beginning of the first payment year, an amount is transferred from the Separate Account to Security First Life's General Account and level monthly Annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account Value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity payment for the first year is the sum of the monthly Annuity payments, determined in the same manner as above, for each Series.

  At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

 Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

  As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity payments no later than seven days after the last day of the Valuation Period upon which they are based and the monthly anniversary thereof.

  The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than, equal to or greater than the Assumed Investment Return.

 Annuity Unit Values

  The Separate Account annuity unit values for each Series was originally established at $5 per unit. The value of an annuity unit for each Series for any subsequent valuation period is determined by multiplying the value of an annuity unit at the end of the preceding valuation period by the "Annuity Change Factor" for the current valuation period. The Annuity Change Factor is an adjusted measurement of the investment performance of the Series since the end of the preceding valuation period. The Annuity Change Factor for any valuation period is determined by dividing the value of an accumulation unit at the end of the valuation period by the value of an accumulation unit at the end of the immediately preceding valuation period and multiplying the result by a neutralization factor.

  Variable annuity payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an assumed investment return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Series. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity Change Factor. The Interest Neutralization Factor is determined by dividing 1 by the effective weekly equivalent of the assumed investment return previously selected by the annuitant. For example, the Interest Neutralization Factor for an assumed investment return of 4.25% is calculated as follows:

  Interest Neutralization Factor: 1/[(1 + 0.0425)/1/52/] = 0.9991999

ADDITIONAL FEDERAL INCOME TAX INFORMATION

  Security First Life is required to withhold federal income tax on any Contract distributions to Participants (such as Annuity payments, lump sum distributions or partial surrenders). However, except as noted below, Participants are allowed in some cases to make an election not to have federal income tax withheld. After such election is made with respect to Annuity payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

  The withholding rate followed by Security First Life will be applied only against the taxable portion of the Contract distributions. Federal tax will be withheld from Annuity payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat rate 10% rate. In the case of a plan qualified under Sections 401(a) or 403(b) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the Participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

  Security First Life will be required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This new withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distributions required by the minimum distributions requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the new 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in a direct trustee-to-trustee transfer, no withholding will be required.

  Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her Social Security number. If the payee elects not to have federal income tax withheld on an Annuity payment or a non-periodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

 Obtaining Tax Advice

  It should be recognized that the federal income tax information in the prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

  The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and variable annuity contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell variable annuity contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 7.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. No direct underwriting commissions are paid to Security First Financial, Inc.

CALCULATION OF PERFORMANCE DATA

  a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1996 was 3.95%. This yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of a seven-day base period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

  The effective yield of the Money Market Portfolio over the same period was 4.03%. This was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)/365/7/ - 1.

  b. Other Series. The average annual returns of the other Series of the Separate Account are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)/n/ = ERV

Where:

    P = a hypothetical initial payment of $1,000
    T = average annual total return
    n = number of years in the period
  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period (or fractional portion thereof)

  The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

  For periods occurring prior to commencement of operations of a Series of the Separate Account, the performance computed will be derived from that of the corresponding underlying Fund, adjusted for all Contract charges applicable to the Separate Account. The inception date, if applicable, will be that of the underlying Fund in such cases. Advertisements will always include total return data for one, five and ten year periods (or since inception) but may include other periods as well.

  On the foregoing basis, the derived total return data for the Series other than the Money Market Portfolio for periods ending December 31, 1996 are as follows:

                         AVERAGE ANNUAL TOTAL RETURNS

                                                                    INCEPTION
                                   1 YEAR  3 YEARS 5 YEARS 10 YEARS  TO DATE
                                   ------  ------- ------- -------- ----------
Growth Portfolio.................. 13.29%   14.36%  13.81%  13.80%    13.46%
                                                                    (10/09/86)
Asset Manager Portfolio........... 13.19%    6.64%   9.91%    N/A     10.34%
                                                                    (09/06/89)
Index 500 Portfolio............... 21.31%   17.95%    N/A     N/A     15.73%
                                                                    (08/27/92)
Bond Series.......................  1.53%    3.73%   4.89%   5.58%    7.45%
                                                                    (08/01/79)
T. Rowe Price Growth and Income    20.16%   16.53%  13.98%  13.00%    14.04%
 Series...........................                                  (08/01/79)
Contrafund Portfolio.............. 19.81%     N/A     N/A     N/A     28.84%
                                                                    (01/03/95)
Small Capitalization Portfolio....  2.87%   11.51%   9.67%    N/A     18.86%
                                                                    (09/21/88)
International Portfolio........... 13.38%    6.79%   9.70%    N/A     8.58%
                                                                    (05/01/87)
Virtus U.S. Government Income       2.26%    3.05%    N/A     N/A     2.73%
 Series...........................                                  (05/19/93)

  Certain expenses of the Index 500 Portfolio have been reimbursed by the portfolio's investment adviser. Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.

VOTING RIGHTS

  Unless otherwise restricted by the Plan under which a Contract is issued, each Participant will have the right to instruct Security First Life with respect to voting the Fund shares which are the assets underlying the Participant's interest in the Separate Account, at all regular and special shareholder meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

  All assets of the Separate Account are held in the custody of Security First Life. Security First Life's principal offices are located at 11365 West Olympic Boulevard, Los Angeles, CA 90064. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

  An Administrative Services Agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the recordkeeping and administrative services for the Separate Account.

INDEPENDENT AUDITORS

  The consolidated financial statements of Security First Life Insurance Company as of December 31, 1996, and 1995, and for each of the two years in the period ended December 31, 1996, and the financial statements of Security First Life Separate Account A as of December 31, 1996, and 1995, and for each of the two years in the period ended December 31, 1996, which are included in the prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, and are included in reliance upon such reports given on their authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at 515 South Flower Street, Suite 1800, Los Angeles, California 90071.

LEGAL MATTERS

  Legal matters concerning federal securities laws applicable to the issue and sale of the Variable Annuity contracts have been passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Washington, D.C. 20006.

STATE REGULATION OF SECURITY FIRST LIFE

  Security First Life is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1993. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.

  In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

  The financial statements of Security First Life contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Contracts as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                       [LETTERHEAD OF ERNST & YOUNG LLP]

                        REPORT OF INDEPENDENT AUDITORS


To the Board of Directors
Security First Life Insurance Company
 and Contract Owners
Security First Life Separate Account A

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Security First Life Separate Account A (comprised of Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC and
FE) as of December 31, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the respective mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Separate Account A (comprised of the above referenced Series) at December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Los Angeles, California
April 11, 1997

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                                                                 Series B    Series G         Series T      Series P      Series I
                                                               -----------  -----------     -----------    ----------    -----------

ASSETS

Investments

 Security First Trust - Bond Series (2,522,439 shares at
  net asset value of $3.82 per share; cost $9,900,030)         $9,625,339

 Security First Trust - Growth and Income Series
  (10,449,456 shares at net asset value of $13.18 per
  share; cost $116,791,052)                                                 $137,726,498

 T. Rowe Price Growth Stock Fund, Inc. (2,219,465 shares at
  net asset value of $26.18 per share; cost $48,705,613)                                    $58,105,586

 T. Rowe Price Prime Reserve Fund, Inc. (2,520,315 shares
  at net asset value of $1.00 per share; cost $2,520,315)                                                  $2,520,315

 T. Rowe Price International Fund, Inc. (972,560 shares at
  net asset value of $13.80 per share; cost $12,105,152)                                                                 $13,421,331


Receivable from Security First Life Insurance Company for
 purchases                                                          8,236        146,633         44,930           495         38,761


Receivable from Mutual Funds                                                      43,128

Other assets                                                                                        207                           36

                                                               -----------  ------------    -----------    ----------    -----------


     TOTAL ASSETS                                               9,633,575    137,916,259     58,150,723     2,520,810     13,460,128


SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1996

                                                                 Series B    Series G          Series T      Series P     Series I
                                                               -----------  -----------       -----------   ----------   -----------

LIABILITIES

 Payable to Security First Life Insurance Company for
  mortality and expense risk                                   $      9,912   $    137,650    $    48,065   $    2,158   $    10,870


 Payable to Security First Life Insurance Company for
  redemptions                                                         1,063          6,568         18,890          160         1,135


 Payable to Mutual Funds                                              8,236        187,705

 Other liabilities                                                      971          9,288                          64
                                                                 ----------   ------------    -----------   ----------   -----------

     TOTAL LIABILITIES                                               20,182        341,211         66,955        2,382        12,005


NET ASSETS
 Cost to Investors
    Series B Accumulation Units                                   9,888,084
    Series G Accumulation Units                                                116,639,602
    Series T Accumulation Units                                                                48,683,795
    Series P Accumulation Units                                                                              2,518,428
    Series I Accumulation Units                                                                                           12,131,944


 Accumulated Undistributed Income (Loss)
    Net unrealized appreciation (depreciation)                     (274,691)    20,935,446      9,399,973                  1,316,179

                                                                 ----------   ------------    -----------   ----------   -----------


    NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL        $9,613,393   $137,575,048    $58,083,768   $2,518,428   $13,448,123

                                                                 ==========   ============    ===========   ==========   ===========


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996

                                                                 Series B    Series G          Series T      Series P     Series I
                                                               -----------  -----------       -----------   ----------   -----------

INVESTMENT INCOME

  Dividends                                                    $    566,443 $  8,157,311      $ 4,601,929   $  121,876   $   359,681


  Other income (expense)                                             (4,967)      71,186           14,103          332         1,256

                                                                ----------- ------------      ----------- ------------   -----------


                                                                    561,476    8,228,497        4,616,032      122,208       360,937


EXPENSES

  Charges for mortality and expense risk                             74,638      905,897          448,656       22,573        98,590

                                                                ----------- ------------      ----------- ------------   -----------


   Net Investment Income                                            486,838    7,322,600        4,167,376       99,635       262,347


REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

 Realized investment gains (losses)                                 (53,594)   2,094,280        1,100,192                     99,160


 Unrealized appreciation (depreciation) of investments             (280,479)   8,500,561        4,324,599                  1,142,988

                                                                ----------- ------------      ----------- ------------   -----------


   Net investment gains (losses)                                   (334,073)  10,594,841        5,424,791                  1,242,148

                                                                ----------- ------------      ----------- ------------   -----------


   Increase in net assets resulting from operations             $   152,765 $ 17,917,441      $ 9,592,167 $     99,635   $ 1,504,495

                                                                =========== ============      =========== ============   ===========


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996

                                                             Series B    Series G          Series T      Series P     Series I
                                                          -----------  -----------       -----------   ----------   -----------
Operations

 Net investment income                                    $   486,838    $  7,322,600      $ 4,167,376    $     99,635   $   262,347


 Net realized investment gains (losses)                       (53,594)      2,094,280        1,100,192                        99,160


 Net unrealized investment appreciation
  (depreciation) during the year                             (280,479)      8,500,561        4,324,599                     1,142,988

                                                          -----------    ------------      -----------    ------------   -----------


  Increase in net assets resulting from operations            152,765      17,917,441        9,592,167          99,635     1,504,495


Increase (decrease) in net assets resulting from
 capital unit transactions                                  2,936,243      49,078,301        4,958,300        (204,492)    3,609,567

                                                          -----------    ------------      -----------    ------------   -----------


     Total increase (decrease)                              3,089,008      66,995,742       14,550,467        (104,857)    5,114,062


Net Assets at beginning of year                             6,524,385      70,579,306       43,533,301       2,623,285     8,334,061

                                                          -----------    ------------      -----------    ------------   -----------


Net Assets at end of year                                 $ 9,613,393    $137,575,048      $58,083,768    $  2,518,428   $13,448,123

                                                          ===========    ============      ===========    ============   ===========


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1995

                                                            Series B    Series G          Series T      Series P     Series I
                                                          -----------  -----------       -----------   ----------   -----------
Operations

 Net investment income                                    $   316,772    $  1,514,725      $ 1,806,995    $    119,938   $   194,233


 Net realized investment gains (losses)                       (36,046)      1,021,117          764,380                        17,327


 Net unrealized investment appreciation during the year                       560,723       12,817,755       6,849,189       506,270

                                                          -----------    ------------      -----------    ------------   -----------


  Increase in net assets resulting from operations            841,449      15,353,597        9,420,564         119,938       717,830


Increase (decrease) in net assets resulting from
 capital unit transactions                                    577,456       6,487,662        4,713,786         (98,627)    2,662,352

                                                          -----------    ------------      -----------    ------------   -----------


     Total increase                                         1,418,905      21,841,259       14,134,350          21,311     3,380,182


Net Assets at beginning of year                             5,105,480      48,738,047       29,398,951       2,601,974     4,953,879

                                                          -----------    ------------      -----------    ------------   -----------


Net Assets at end of year                                 $ 6,524,385    $ 70,579,306      $43,533,301    $  2,623,285   $ 8,334,061

                                                          ===========    ============      ===========    ============   ===========


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1996


                                                                      SCHEDULE I

                                                                                           Unrealized
                                                                          Carrying        Appreciation
    Name of Issue                                           Shares          Value        (Depreciation)       Cost
------------------------------------------------------   ------------    ------------    -------------    ------------
 Security First Trust Bond Series - capital shares          2,522,439    $  9,625,339      $  (274,691)   $  9,900,030

 Security First Trust Growth and Income Series -
  capital shares                                           10,449,456    $137,726,498      $20,935,446    $116,791,052

 T. Rowe Price Growth Stock Fund, Inc. - capital
  shares                                                    2,219,465    $ 58,105,586      $ 9,399,973    $ 48,705,613

 T. Rowe Price Prime Reserve Fund, Inc. - capital shares    2,520,315    $  2,520,315                     $  2,520,315

 T. Rowe Price International Stock Fund, Inc. -
  capital shares                                              972,560    $ 13,421,331      $ 1,316,179    $ 12,105,152

Note A The carrying value of the investments is the reported net asset value of the investment companies capital shares.

Note B  Cost is determined by using the first-in, first-out cost method.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                                                     Series FA      Series FG      Series FI         Series FO       Series FM
-----------------------------------------------      -----------   ------------    ----------      ------------    ------------
ASSETS

Investments

 Fidelity Investments - VIP Asset Manager
  (5,407,112 shares at net asset value of $16.93
  per share; cost $82,398,497)                       $91,542,442

 Fidelity Investments - VIP Growth Portfolio
  (3,620,363 shares at net asset value of $31.14
  per share; cost $100,954,140)                                    $112,738,113

 Fidelity Investments - VIP Index 500 (352,569
  shares at net asset value of $89.13 per
  share; cost $27,786,069)                                                         $ 31,424,479

 Fidelity Investments - VIP Overseas Portfolio
  (558,623 shares at net asset value of $18.84
  per share; cost $9,455,062)                                                                      $10,524,466

 Fidelity Investments - VIP Money Market Series
  (17,192,778 shares at net asset value of $1.00
  per share; cost $17,192,778)                                                                                     $ 17,192,778

Receivable from Security First Life Insurance
 Company for purchases                                   121,964        207,355         138,152          5,693          182,166

Receivable from Mutual Funds                                                                                            243,015
Other assets                                              12,642         72,055          51,649         28,129
                                                     -----------   ------------     -----------    -----------      -----------
  TOTAL ASSETS                                        91,677,048    113,017,523      31,614,280     10,558,288       17,617,959

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1996

                                                       Series FA     Series FG      Series FI     Series FO     Series FM
                                                      -----------   ------------   -----------   -----------   -----------
LIABILITIES

 Payable to Security First Life
  Insurance Company for
  mortality and expense risk                          $   105,252   $    124,805   $    33,509   $    11,093   $    17,808

 Payable to Security First Life
  Insurance Company for redemptions                        15,542         13,412        10,902           482        35,697

 Payable to Mutual Funds                                  131,180        279,138       181,956        28,766

 Other liabilities                                          7,338         17,846         7,939                     231,985
                                                      -----------   ------------   -----------   -----------   -----------

   TOTAL LIABILITIES                                      259,312        435,201       234,306        40,341       285,490

NET ASSETS

 Cost to Investors
  Series FA Accumulation Units                         82,273,791
  Series FG Accumulation Units                                       100,798,349
  Series FI Accumulation Units                                                      27,741,564
  Series FO Accumulation Units                                                                     9,448,543
  Series FM Accumulation Units                                                                                  17,332,469

 Accumulated Undistributed Income
  Net unrealized appreciation                           9,143,945     11,783,973     3,638,410     1,069,404
                                                      -----------   ------------   -----------   -----------   -----------

  NET ASSETS APPLICABLE TO OUTSTANDING
   UNITS OF CAPITAL                                   $91,417,736   $112,582,322   $31,379,974   $10,517,947   $17,332,469
                                                      ===========   ============   ===========   ===========   ===========

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996

                                                            Series FA     Series FG      Series FI     Series FO     Series FM
                                                            -----------   ------------   -----------   -----------   -----------
INVESTMENT INCOME

 Dividends                                                  $ 2,965,169   $  3,436,248   $   315,697   $   128,217   $   605,695

 Other income                                                    22,345         74,439        88,093         7,936           441
                                                            -----------    -----------    ----------      --------      --------
                                                              2,987,514      3,510,687       403,790       136,153       606,136

EXPENSES

 Charges for mortality and expense risk                         694,704        844,001       184,777        91,509       130,974
                                                            -----------    -----------    ----------      --------      --------

  Net Investment Income                                       2,292,810      2,666,686       219,013        44,644       475,162

REALIZED AND UNREALIZED INVESTMENT GAINS

 Realized investment gains                                      320,767        814,080       280,197        26,876

 Unrealized investment appreciation during the year           5,114,840      5,048,213     2,889,708       819,437
                                                            -----------    -----------    ----------      --------      --------

          Net investment gains                                5,435,607      5,862,293     3,169,905       846,313
                                                            -----------    -----------    ----------      --------      --------

      Increase in net assets resulting from operations      $ 7,728,417    $ 8,528,979    $3,388,918      $890,957      $475,162
                                                            ===========    ===========    ==========      ========      ========

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996

                                                        Series FA     Series FG      Series FI     Series FO     Series FM
                                                       -----------   ------------   -----------   -----------   -----------
Operations

 Net investment income                                 $ 2,292,810   $  2,666,686   $   219,013   $    44,644   $   475,162

 Net realized investment gains                             320,767        814,080       280,197        26,876

 Net unrealized investment appreciation
  during the year                                        5,114,840      5,048,213     2,889,708       819,437
                                                       -----------   ------------   -----------   -----------

  Increase in net assets resulting from operations       7,728,417      8,528,979     3,388,918       890,957       475,162

Increase in net assets resulting from capital unit
 transactions                                           39,808,589     59,753,701    21,470,058     4,778,724     8,469,934
                                                       -----------   ------------   -----------   -----------   -----------

   Total increase                                       47,537,006     68,282,680    24,858,976     5,669,681     8,945,096

Net Assets at beginning of year                         43,880,730     44,299,642     6,520,998     4,848,266     8,387,373
                                                       -----------   ------------   -----------   -----------   -----------

Net Assets at end of year                              $91,417,736   $112,582,322   $31,379,974   $10,517,947   $17,332,469
                                                       ===========   ============   ===========   ===========   ===========

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1995

                                                          Series FA     Series FG     Series FI    Series FO     Series FM
                                                         -----------   -----------    ----------   ----------    ----------
Operations

 Net investment income (loss)                            $   158,705   $  (137,817)   $    5,529   $  (22,807)   $  237,284

 Net realized investment gains                                64,929        93,864        36,253        6,514

 Net unrealized investment appreciation
  during the year                                          5,020,534     6,383,879       741,445      294,152
                                                         -----------   -----------    ----------   ----------    ----------

  Increase in net assets resulting from operations         5,244,168     6,339,926       783,227      277,859       237,284

Increase in net assets resulting from capital unit
  transactions                                            13,466,719    24,403,159     4,791,886    2,585,161     4,276,144
                                                         -----------   -----------    ----------   ----------    ----------

   Total increase                                         18,710,887    30,743,085     5,575,113    2,863,020     4,513,428

Net Assets at beginning of year                           25,169,843    13,556,557       945,885    1,985,246     3,873,945
                                                         -----------   -----------    ----------   ----------    ----------

Net Assets at end of year                                $43,880,730   $44,299,642    $6,520,998   $4,848,266    $8,387,373
                                                         ===========   ===========    ==========   ==========    ==========

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1996



                                                                      SCHEDULE I

                                                                                Carrying
                                                                                 Value         Unrealized        Cost
               Name of Issue                                       Shares       (Note A)      Appreciation     (Note B)
---------------------------------------------------------------  ---------   ------------    ------------   ------------
  Fidelity Investments VIP Asset Manager - capital shares         5,407,112   $ 91,542,442     $ 9,143,945   $ 82,398,497

  Fidelity Investments VIP Growth Portfolio - capital shares      3,620,363   $112,738,113     $11,783,973   $100,954,140

  Fidelity Investments VIP Index 500 - capital shares               352,569   $ 31,424,479     $ 3,638,410   $ 27,786,069

  Fidelity Investments Overseas Portfolio - capital shares          558,623   $ 10,524,466     $ 1,069,404   $  9,455,062

  Fidelity Investments VIP Money Market Fund - capital shares    17,192,778   $17,192,778                    $ 17,192,778

Note A The carrying value of the investments is the reported net asset value of the investment companies capital shares.

Note B  Cost is determined by using the first-in, first-out cost method.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996



                                                   Series SU      Series SV      Series AS      Series SI     Series FC   Series FE
                                                 -------------   ------------   ------------   -----------   -----------  ----------

ASSETS

Investments

 Security First Trust - U.S. Government
  Income Series (3,668,091 shares at net
  asset value of $5.14 per share; cost
  $18,765,072)                                     $18,858,548

 Security First Trust - Equity Series
  (4,390,585 shares at net asset value of
  $6.45 per share; cost $25,929,160)                              $28,309,435

 Alger American Small Capitalization
  Portfolio (498,003 shares at net asset
  value of $40.91 per share; cost $20,377,148)                                  $20,373,295

 Scudder International Fund (154,138 shares at
  net asset value of $13.25 per share; cost
  $1,910,731)                                                                                   $2,042,335

 Fidelity Investments - VIP Contra Fund
  (1,816,726 shares at net asset value of
  $16.56 per share; cost $26,529,894)                                                                       $30,084,981

 Fidelity Investments - VIP Equity Income
  Portfolio (277,041 shares at net asset
  value of $21.03 per share; cost $5,377,528)                                                                             $5,826,163


Receivable from Security First Life Insurance
 Company for purchases                                   8,187         12,939        59,561          5,418       105,755         173


Other assets                                            28,474         48,412        54,907                       25,856      51,091

                                                   -----------    -----------   -----------     ----------   -----------  ----------

    TOTAL ASSETS                                    18,895,209     28,370,786    20,487,763      2,047,753    30,216,592   5,877,427


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

                                                Series SU      Series SV    Series AS      Series SI     Series FC     Series FE
                                              -----------    ------------  -----------    -----------   -----------   -----------
LIABILITIES

 Payable to Security First Life Insurance
  Company for mortality and expense risk      $    19,998    $    29,464   $    22,494    $     2,198   $    33,220   $     6,547

 Payable to Security First Life Insurance
  Company for redemptions                           2,190          9,930         4,175            355         5,870         1,693

 Payable to Mutual Funds                           36,640         55,130       110,089          5,393       126,767        40,407

 Other liabilities                                                   805                          289
                                             ------------    -----------  ------------    -----------  ------------  ------------

    TOTAL LIABILITIES                              58,828         95,329       136,758          8,235       165,857        48,647


NET ASSETS

 Cost to investors
  Series SU Accumulation Units                 18,742,905
  Series SV Accumulation Units                                25,895,182
  Series AS Accumulation Units                                              20,354,858
  Series SI Accumulation Units                                                              1,907,914
  Series FC Accumulation Units                                                                           26,495,648
  Series FE Accumulation Units                                                                                          5,380,145

 Accumulated undistributed income (loss)
  Net unrealized appreciation (depreciation)       93,476      2,380,275        (3,853)       131,604     3,555,087       448,635
                                              -----------   ------------   -----------    -----------   -----------   -----------

  NET ASSETS APPLICABLE TO OUTSTANDING
   UNITS OF CAPITAL                           $18,836,381    $28,275,457   $20,351,005    $ 2,039,518   $30,050,735   $ 5,828,780
                                              ===========   ============   ===========    ===========   ===========   ===========

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996

                                                     Series SU      Series SV     Series AS  Series SI  Series FC   Series FE
                                                     -----------   ------------  ----------- ---------  ----------- -----------
INVESTMENT INCOME

 Dividends                                           $   779,578   $ 2,241,509   $ 40,591    $ 11,510   $    66,761  $ 47,103

 Other income (loss)                                       9,365        24,201    (10,321)        608        51,958    18,126
                                                       ---------    ----------   --------    --------   ----------   --------

                                                         788,943     2,265,710     30,270      12,118      118,719     65,229

EXPENSES

 Charges for mortality and expense risk                  162,104       234,234    153,504      12,475      206,662     40,772
                                                       ---------    ----------   --------    --------   ----------   --------

     Net investment income (loss)                        626,839     2,031,476   (123,234)       (357)     (87,943)    24,457


REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains                              4,734       136,458     31,846      12,881       20,969     28,195

Unrealized investment appreciation (depreciation)       (154,056)    1,247,963     88,899     121,032    3,462,652    402,870
                                                       ---------    ----------   --------    --------   ----------   --------

  Net investment gains (losses)                         (149,322)    1,384,421    120,745     133,913    3,483,621    431,065
                                                       ---------    ----------   --------    --------   ----------   --------

 Increase (decrease) in net assets
  resulting from operations                            $ 477,517    $3,415,897   $ (2,489)   $133,556   $3,395,678   $455,522
                                                       =========    ==========   ========    ========   ==========   ========


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996



                                            Series SU      Series SV     Series AS      Series SI     Series FC     Series FE
                                           ------------   -----------   ------------   -----------   ------------   ----------
Operations

 Net investment income (loss)              $   626,839    $ 2,031,476   $  (123,234)   $     (357)   $   (87,943)   $   24,457

 Net realized investment gains                   4,734        136,458        31,846        12,881         20,969        28,195

 Net unrealized investment appreciation
  (depreciation) during the year              (154,056)     1,247,963        88,899       121,032      3,462,652       402,870
                                           -----------    -----------   -----------    ----------    -----------    ----------

Increase (decrease) in net assets
 resulting from operations                     477,517      3,415,897        (2,489)      133,556      3,395,678       455,522

Increase in net assets resulting from
 capital unit transactions                   9,107,385     11,774,074    15,547,005     1,523,514     20,780,230     4,568,738
                                           -----------    -----------   -----------    ----------    -----------    ----------

  Total increase                             9,584,902     15,189,971    15,544,516     1,657,070     24,175,908     5,024,260

Net Assets at beginning of year              9,251,479     13,085,486     4,806,489       382,448      5,874,827       804,520
                                           -----------    -----------   -----------    ----------    -----------    ----------

Net Assets at end of year                  $18,836,381    $28,275,457   $20,351,005    $2,039,518    $30,050,735    $5,828,780
                                           ===========    ===========   ===========    ==========    ===========    ==========

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1995

                                Series SU     Series SV     Series AS/(1)/   Series SI/(1)/    Series FC/(1)/   Series FE/(1)/
                                ----------    -----------   --------------   --------------    --------------   -------------
Operations

 Net investment income (loss)   $  281,296    $   359,590     $    4,899       $ (1,000)       $       82,558     $   3,603

 Net realized investment
  gains (losses)                  (29,574)         13,023         26,373            304                26,862           452

 Net unrealized investment
  appreciation (depreciation)
  during the year                 436,539       1,352,775        (92,752)        10,571                92,436        45,765
                                ----------    -----------     ----------       --------            ----------     ---------

Increase (decrease) in net
 assets resulting from
 operations                       688,261       1,725,388        (61,480)         9,875               201,856        49,820

Increase in net assets
 resulting from capital unit
 transactions                    4,043,705      6,807,136      4,867,969        372,573             5,672,971       754,700
                                ----------    -----------     ----------       --------            ----------     ---------

  Total increase                 4,731,966      8,532,524      4,806,489        382,448             5,874,827       804,520

Net Assets at beginning of
 year                            4,519,513      4,552,962
                                ----------    -----------     ----------       --------            ----------     ---------

Net Assets at end of year       $9,251,479    $13,085,486     $4,806,489       $382,448            $5,874,827     $ 804,520
                                ==========    ===========     ==========       ========            ==========     =========

/(1)/ Series FC commenced operations May 16, 1995; Series AS and SI on May 22,
      1995; and Series FE on May 25, 1995.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1996

                                                                      SCHEDULE I

                                                                         Carrying     Unrealized
                                                                           Value     Appreciation        Cost
               Name of Issue                                              Shares       (Note A)      (Depreciation)    (Note B)
----------------------------------------------------------------------   ---------   ------------    -------------    -----------
  Security First Trust U. S. Government Series - capital shares          3,668,091    $18,858,548       $   93,476    $18,765,072

  Security First Trust Equity Series - capital shares                    4,390,585    $28,309,435       $2,380,275    $25,929,160

  Alger American Small Capitalization Portfolio - capital shares           498,003    $20,373,295       $   (3,853)   $20,377,148

  Scudder International Portfolio - capital shares                         154,138    $ 2,042,335       $  131,604    $ 1,910,731

  Fidelity Investments VIP Contra Fund - capital shares                  1,816,726    $30,084,981       $3,555,087    $26,529,894

  Fidelity Investments VIP Equity Income Portfolio - capital shares        277,041    $ 5,826,163       $  448,635    $ 5,377,528

Note A The carrying value of the investments is the reported net asset value of the investment companies capital shares.

Note B  Cost is determined by using the first-in, first-out cost method.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996


NOTE 1 -- BASIS OF PRESENTATION

Security First Life Separate Account A (Separate Account) was established on May 29, 1980, as a separate account of Security First Life Insurance Company (Security Life), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the Contracts) issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the Trust), a Massachusetts business trust, and twelve mutual funds (investment companies). The series of the Trust are Bond Series, Growth and Income Series, Equity Series, and U.S. Government Income Series and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Fund, and Fidelity Investments: VIP Asset Manager, VIP Growth Portfolio, VIP Index 500, VIP Overseas Portfolio, VIP Contra Fund, VIP Equity Income Portfolio and VIP Money Market Fund. The Trust and the investment companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into sixteen series of Accumulation Units, Series B, G, SU, SV, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE and FM, relating to investments in each of the investment companies, respectively.

All series of the Trust receive administrative services for a fee from Security First Investment Management Corporation (Security Management). Security First Financial, Inc. (Security Financial) is the principal underwriter for the Contracts. Security Life, Security Management, and Security Financial are wholly-owned subsidiaries of Security First Group, Inc. Investment advice is provided to the Security First Trust Bond Series and Growth and Income Series by
T. Rowe Price Associates, Inc. and to the Security First Trust Equity and U. S. Government Income Series by Virtus Capital Management.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 1 -- BASIS OF PRESENTATION (CONTINUED)

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life, but the investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers or such other persons who may from time to time perform services for the Separate Account.

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS -- Investments are carried at fair value, which is determined by multiplying the investment company's shares owned by the Separate Account by the reported net asset value per share of each respective investment company. Realized investment gains and losses are determined on the first-in, first-out cost basis.

EXPENSES AND CHARGES -- The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

Contract Type                                 Annual Rate    Daily Rate
-------------------------------------------   ------------   ----------

  SF 234; SF 89; SF 224FL;
     SF 236FL; SF 1700 Contracts                      .89%     .0000244
  SF 135R; SF 135R2V; SF 226RI Contracts             1.25%     .0000342
  SF 135R2S Contracts                                1.15%     .0000315
  SF 230; SF 224R1 contracts                         1.35%     .0000370

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge (contract

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

charge) is deducted from each contract and paid to Security Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge (CDSC) may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:


                        Maximum Contract
Contract Type           Charge Per Year                 CDSC
------------------      ---------------   -------------------------------------
  SF 236FL                   $12.00       Based on elapsed time since premium
                                          received.  Disappears on or before 6th
                                          anniversary.

  SF 224FL                   $40.00       Based on elapsed time since premium
                                          received.  Disappears on or before 6th
                                          anniversary.

  SF 1700                    $42.50       Based on elapsed time since premium
                                          received.  Disappears on or before 6th
                                          anniversary.

  SF 224R1, SF 230              *         Based on elapsed time since premium
                                          received.  Disappears on or before 5th
                                          anniversary.

  GROUP FORM
   226RI                     $41.50       Seven percent of premium received.
                                          Disappears on or before 6th
                                          anniversary.

  ALL OTHER GROUP            $19.50       Five percent of premium received.
                                          Disappears on or before 6th
                                          anniversary.

  SF 135R2V                    **         NONE

  SF 135R2S, SF 135R2C         **         Based on elapsed time since premium
                                          received.  Disappears after 7th year.

*  $55 (Currently being waived).
** 15% annually of average account value (currently being waived).

In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

$10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $513,405 for the year ended December 31, 1996, and $273,809 for the year ended December 31, 1995.


INCOME RECOGNITION AND REINVESTMENT -- Income is recognized as declared payable by the investment companies. All distributions received are reinvested in the investment companies.


NOTE 3 -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities, and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts, therefore the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.


NOTE 4 -- CAPITAL TRANSACTIONS

Additions and deductions to Units of Capital consisting of the effect of capital unit transactions were as follows:

                                                                 ADDITIONS TO CAPITAL      DEDUCTIONS FROM CAPITAL
                                                                   $           UNITS          $            UNITS
                                                              ----------    -----------   ----------    ----------
 YEAR ENDED DECEMBER 31, 1996:

 SF 135R; SF 226RI CONTRACTS
----------------------------

 SERIES B ACCUMULATION UNITS                                   1,457,968      173,008       288,184      34,370

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS (CONTINUED)

                                                                 ADDITIONS TO CAPITAL      DEDUCTIONS FROM CAPITAL
                                                                   $           UNITS          $            UNITS
                                                              ----------    -----------   ----------    ----------
 SERIES G ACCUMULATION UNITS                                  14,597,742    1,163,010     1,544,237     124,761
 SERIES FA ACCUMULATION UNITS                                 15,083,889    2,386,263     4,817,387     761,858
 SERIES FG ACCUMULATION UNITS                                 25,437,990    3,316,801     3,090,860     403,159
 SERIES FI ACCUMULATION UNITS                                 14,245,149    1,834,275     1,074,884     134,904
 SERIES FO ACCUMULATION UNITS                                  1,140,778      176,902       169,596      26,298
 SERIES FM ACCUMULATION UNITS                                 26,932,483    4,853,215    20,523,960   3,697,741
 SERIES SU ACCUMULATION UNITS                                  2,374,207      434,190       109,775      20,040
 SERIES AS ACCUMULATION UNITS                                 16,999,648    2,501,793     1,452,643     213,708
 SERIES SI ACCUMULATION UNITS                                  1,670,305      266,302       146,791      23,697
 SERIES FC ACCUMULATION UNITS                                 21,801,795    3,201,615     1,021,565     149,159
 SERIES FE ACCUMULATION UNITS                                  4,806,768      746,267       238,030      36,019
 SERIES SV ACCUMULATION UNITS                                  1,544,460      285,804        20,817       3,618

 SF 234; SF 224FL; SF 236FL; SF 1700 CONTRACTS
-------------------------------------------------

 SERIES B ACCUMULATION UNITS                                     931,484       51,367     1,065,392      59,149
 SERIES G ACCUMULATION UNITS                                  13,106,032      341,108     7,100,392     185,366
 SERIES T ACCUMULATION UNITS                                  11,430,218      348,446     6,471,918     196,812
 SERIES P ACCUMULATION UNITS                                     653,049       49,155       857,541      64,727
 SERIES I ACCUMULATION UNITS                                   5,543,290      691,905     1,933,723     240,937
 SERIES FA ACCUMULATION UNITS                                  4,879,721      801,224     2,064,517     336,514
 SERIES FG ACCUMULATION UNITS                                 11,230,260    1,527,712     2,716,606     362,785
 SERIES FI ACCUMULATION UNITS                                  4,604,737      613,367       791,378     103,660
 SERIES FM ACCUMULATION UNITS                                  1,759,008      317,763     1,732,158     312,636


 SF 135R2S
-------------------------------------------------

 SERIES SU ACCUMULATION UNITS                                  7,593,093    1,416,303       750,140     139,104
 SERIES SV ACCUMULATION UNITS                                 11,598,037    1,831,596     1,347,606     210,583
 SERIES FM ACCUMULATION UNITS                                 10,241,054    1,826,561     9,046,976   1,610,850
 SERIES FG ACCUMULATION UNITS                                  8,059,593    1,075,155       808,401     107,079
 SERIES FO ACCUMULATION UNITS                                  4,116,962      747,815       309,420      56,136


 SF 224R1; SF 230
-------------------------------------------------

 SERIES B ACCUMULATION UNITS                                   1,957,058      257,080        56,691      28,429
 SERIES G ACCUMULATION UNITS                                  30,537,423    2,308,139       518,267     127,912
 SERIES FA ACCUMULATION UNITS                                 27,219,472    4,255,909       492,589     165,276
 SERIES FG ACCUMULATION UNITS                                 22,127,890    2,858,154       486,165     114,979
 SERIES FI ACCUMULATION UNITS                                  4,650,004      583,863       163,570      35,543
 SERIES FM ACCUMULATION UNITS                                    862,152      131,031        21,669       9,661

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS (CONTINUED)


                                                                 ADDITIONS TO CAPITAL      DEDUCTIONS FROM CAPITAL
                                                                   $           UNITS          $            UNITS
                                                              ----------    -----------   ----------    ----------
YEAR ENDED DECEMBER 31, 1995:

 SF 135R; SF 226RI CONTRACTS
--------------------------------

 SERIES B ACCUMULATION UNITS                                     434,597       54,077       110,016      13,561
 SERIES G ACCUMULATION UNITS                                   4,305,620      420,939       881,557      89,611
 SERIES FA ACCUMULATION UNITS                                 14,071,749    2,554,939     4,044,605     724,251
 SERIES FG ACCUMULATION UNITS                                 14,711,150    2,249,747     1,345,976     204,887
 SERIES FI ACCUMULATION UNITS                                  3,146,381      487,693       135,735      21,838
 SERIES FO ACCUMULATION UNITS                                    505,089       87,729       336,120      58,663
 SERIES FM ACCUMULATION UNITS                                  4,916,221      921,317     1,605,571     302,600
 SERIES SU ACCUMULATION UNITS                                    105,370       19,715
 SERIES AS ACCUMULATION UNITS                                  4,947,271      746,279        79,302      11,979
 SERIES SI ACCUMULATION UNITS                                    376,043       66,110         3,470         605
 SERIES FC ACCUMULATION UNITS                                  5,777,070      950,446       104,099      16,764
 SERIES FE ACCUMULATION UNITS                                    760,961      132,235         6,261       1,114

 SF 234; SF 224FL; SF 236FL; SF 1700 CONTRACTS
 ---------------------------------------------

 SERIES B ACCUMULATION UNITS                                     833,258       48,874       580,383      33,929
 SERIES G ACCUMULATION UNITS                                   9,125,759      294,937     6,062,160     196,489
 SERIES T ACCUMULATION UNITS                                   9,366,192      347,286     4,652,406     171,305
 SERIES P ACCUMULATION UNITS                                     634,124       50,176       732,751      57,732
 SERIES I ACCUMULATION UNITS                                   4,605,139      660,163     1,942,787     276,598
 SERIES FA ACCUMULATION UNITS                                  5,110,732      961,908     1,671,157     311,571
 SERIES FG ACCUMULATION UNITS                                  6,918,341    1,058,309       692,639     106,251
 SERIES FI ACCUMULATION UNITS                                  1,988,299      318,789       207,059      32,436
 SERIES FM ACCUMULATION UNITS                                  1,745,516      329,755     1,217,457     229,906

 SF 135R2S
--------------------------------

 SERIES SU ACCUMULATION UNITS                                  4,886,186      942,800       947,851     188,764
 SERIES SV ACCUMULATION UNITS                                  7,552,784    1,366,412       745,648     142,445
 SERIES FM ACCUMULATION UNITS                                    511,763       95,847        74,328      14,079
 SERIES FG ACCUMULATION UNITS                                  5,215,983      786,021       403,700      61,003
 SERIES FO ACCUMULATION UNITS                                  2,521,718      501,641       105,526      21,247

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 5 -- UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 1996:


                                                    UNITS
        DESCRIPTION                              OUTSTANDING   UNIT VALUE
--------------------------------                 -----------   ----------
 SF 135R; SF 226 RI CONTRACTS
--------------------------------

 SERIES B ACCUMULATION UNITS                         309,366  $ 8.68
 SERIES G ACCUMULATION UNITS                       2,143,643   13.77
 SERIES FA ACCUMULATION UNITS                      7,492,590    6.81
 SERIES FG ACCUMULATION UNITS                      6,733,435    8.08
 SERIES FI ACCUMULATION UNITS                      2,309,743    8.54
 SERIES FO ACCUMULATION UNITS                        370,006    6.86
 SERIES FM ACCUMULATION UNITS                      1,898,863    5.62
 SERIES SU ACCUMULATION UNITS                        433,865    5.56
 SERIES AS ACCUMULATION UNITS                      3,022,385    6.73
 SERIES SI ACCUMULATION UNITS                        308,110    6.62
 SERIES FC ACCUMULATION UNITS                      3,986,138    7.54
 SERIES FE ACCUMULATION UNITS                        841,369    6.93
 SERIES SV ACCUMULATION UNITS                        282,186    5.59

 SF 234; SF 224FL; SF 236FL; SF 1700 CONTRACTS
 ---------------------------------------------

 SERIES B ACCUMULATION UNITS                         269,726   18.60
 SERIES G ACCUMULATION UNITS                       1,795,933   42.57
 SERIES T ACCUMULATION UNITS                       1,581,897   36.72
 SERIES P ACCUMULATION UNITS                         186,679   13.49
 SERIES I ACCUMULATION UNITS                       1,569,196    8.57
 SERIES FA ACCUMULATION UNITS                      1,940,307    6.58
 SERIES FG ACCUMULATION UNITS                      2,551,369    7.77
 SERIES FI ACCUMULATION UNITS                        834,905    8.32
 SERIES FM ACCUMULATION UNITS                        671,516    5.66

 SF 224R1; SF 230
--------------------------------

 SERIES B ACCUMULATION UNITS                         228,651    8.37
 SERIES G ACCUMULATION UNITS                       2,180,227   14.50
 SERIES FA ACCUMULATION UNITS                      4,090,633    6.74
 SERIES FG ACCUMULATION UNITS                      2,743,175    8.05
 SERIES FI ACCUMULATION UNITS                        548,320    8.57
 SERIES FM ACCUMULATION UNITS                        121,370    5.63

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 5 -- UNITS OF CAPITAL (CONTINUED)


                                                    UNITS
                     DESCRIPTION                 OUTSTANDING   UNIT VALUE
--------------------------------                 -----------   ----------

 SF 135R2S
--------------------------------

 SERIES SU ACCUMULATION UNITS                      2,969,871        $5.53
 SERIES SV ACCUMULATION UNITS                      3,807,608         7.01
 SERIES FM ACCUMULATION UNITS                        356,076         5.67
 SERIES FG ACCUMULATION UNITS                      2,052,512         7.93
 SERIES FO ACCUMULATION UNITS                      1,359,629         5.87


NOTE 6 --  ACQUISITION OF SEPARATE ACCOUNT

As a result of certain agreements entered into between Security Life and Fidelity Standard Life Insurance Company (Fidelity Standard), Security Life assumptively reinsured certain annuity business from Fidelity Standard. These agreements were effective October 31, 1996. The reinsurance between Security Life and Fidelity Standard included variable annuity contracts (SF 224R1 Contracts) which became part of the Separate Account. This transaction had no effect on unit values or number of units outstanding with respect to the SF224R1 contracts. Previously issued financial statements for the Separate Account and Fidelity Standard Life Separate Account were not effected by this transaction.

                        REPORT OF INDEPENDENT AUDITORS

Board of Directors
Security First Life Insurance Company

  We have audited the accompanying consolidated balance sheets of Security First Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security First Life Insurance Company and subsidiaries at December 31, 1996 and 1995, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

  As discussed in Note 3 to the consolidated financial statements, Security First Life Insurance Company and subsidiaries made certain accounting changes in 1994.

February 7, 1997                                           /s/ Ernst & Young LLP

             SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                                                               DECEMBER 31
                                                          ---------------------
                                                             1996       1995
                                                          ---------- ----------
                                                             (IN THOUSANDS)
                         ASSETS
INVESTMENTS
  Fixed maturities....................................... $2,251,951 $2,178,985
  Policy and mortgage loans..............................     22,378     18,798
  Short-term investments.................................     24,607      7,024
  Other investments......................................      2,754      5,440
                                                          ---------- ----------
                                                           2,301,690  2,210,247
CASH AND CASH EQUIVALENTS................................     11,472      7,990
ACCRUED INVESTMENT INCOME................................     32,797     30,459
DEFERRED POLICY ACQUISITION COSTS........................    103,950     56,515
OTHER ASSETS
  Property under capital lease...........................     10,100     10,680
  Assets held in separate accounts.......................    594,249    340,287
  Receivable from sale of subsidiary.....................     22,295
  Other..................................................      4,063      4,318
                                                          ---------- ----------
                                                             630,707    355,285
                                                          ---------- ----------
                                                          $3,080,616 $2,660,496
                                                          ========== ==========

          LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
  Policyholder liabilities............................... $2,222,128 $2,047,818
  Obligation under capital lease.........................     15,720     15,966
  Notes payable to parent................................     35,000     35,000
  Note payable...........................................                 1,000
  Federal income taxes...................................     31,296     35,052
  Liabilities related to separate accounts...............    594,249    340,287
  Other..................................................      7,687      5,293
                                                          ---------- ----------
                                                           2,906,080  2,480,416
COMMITMENTS AND CONTINGENCIES
STOCKHOLDER'S EQUITY
  Preferred stock, $1 par value Authorized, issued and
   outstanding--200,000 shares...........................        200        200
  Common stock, $200 par value Authorized--15,000 shares
   Issued and outstanding--11,000 shares.................      2,200      2,200
  Additional paid-in capital.............................     48,147     48,147
  Net unrealized investment gains........................     16,949     38,972
  Retained earnings......................................    107,040     90,561
                                                          ---------- ----------
                                                             174,536    180,080
                                                          ---------- ----------
                                                          $3,080,616 $2,660,496
                                                          ========== ==========

  The accompanying notes are an integral part of these consolidated financial statements.

             SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME

                                                     YEAR ENDED DECEMBER 31
                                                   ---------------------------
                                                     1996      1995     1994
                                                   --------  -------- --------
                                                         (IN THOUSANDS)
REVENUES
  Net investment income........................... $164,115  $158,174 $146,101
  Annuity product income..........................   10,006    14,815    6,121
  Net realized investment gains (losses)..........   (2,179)    1,347   (1,735)
  Gain on sale of subsidiary......................    3,879
  Other...........................................      709       701      709
                                                   --------  -------- --------
    TOTAL REVENUES................................  176,530   175,037  151,196
BENEFITS AND EXPENSES
  Interest credited to policyholders..............  106,347   103,959  102,776
  Benefits in excess of policyholder liabilities..    4,960     5,738    4,119
  Amortization of deferred policy acquisition
   costs..........................................   13,542    15,505    5,612
  Operating expenses..............................   25,721    28,201   23,543
                                                   --------  -------- --------
    TOTAL BENEFITS AND EXPENSES...................  150,570   153,403  136,050
                                                   --------  -------- --------
                                                     25,960    21,634   15,146
Income tax expense
  Current.........................................    3,596     3,044    1,776
  Deferred........................................    5,885     3,105    3,388
                                                   --------  -------- --------
                                                      9,481     6,149    5,164
                                                   --------  -------- --------
    NET INCOME.................................... $ 16,479  $ 15,485 $  9,982
                                                   ========  ======== ========


  The accompanying notes are an integral part of these consolidated financial statements.

             SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                          NET
                                          ADDITIONAL   UNREALIZED                TOTAL
                         PREFERRED COMMON  PAID-IN     INVESTMENT   RETAINED STOCKHOLDER'S
                           STOCK   STOCK   CAPITAL   GAINS (LOSSES) EARNINGS    EQUITY
                         --------- ------ ---------- -------------- -------- -------------
                                                  (IN THOUSANDS)
Balance at January 1,
 1994...................   $200    $2,200  $48,147      $   (43)    $ 65,094   $115,598
  Net income............                                               9,982      9,982
  Cumulative effect of
   change in accounting
   principle at
   January 1............                                 28,618                  28,618
  Net unrealized
   investment losses....                                (50,136)                (50,136)
                           ----    ------  -------      -------     --------   --------
Balance at December 31,
 1994...................    200     2,200   48,147      (21,561)      75,076    104,062
  Net income............                                              15,485     15,485
  Net unrealized
   investment gains.....                                 60,533                  60,533
                           ----    ------  -------      -------     --------   --------
Balance at December 31,
 1995...................    200     2,200   48,147       38,972       90,561    180,080
  Net income............                                              16,479     16,479
  Net unrealized
   investment losses....                                (22,023)                (22,023)
                           ----    ------  -------      -------     --------   --------
Balance at December 31,
 1996...................   $200    $2,200  $48,147      $16,949     $107,040   $174,536
                           ====    ======  =======      =======     ========   ========


  The accompanying notes are an integral part of these consolidated financial statements.

             SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                YEAR ENDED DECEMBER 31
                                           -----------------------------------
                                              1996        1995        1994
                                           -----------  ---------  -----------
                                                    (IN THOUSANDS)
OPERATING ACTIVITIES
  Net income.............................. $    16,479  $  15,485  $     9,982
  Adjustments to reconcile net income to
   net cash provided by operations:
   Net realized investment losses
    (gains)...............................       2,179     (1,347)       3,014
   Depreciation and amortization..........       1,772      1,391        2,281
   Accretion of discount and amortization
    of premium on investments.............       1,988      1,059       (2,423)
   Gain on sale of subsidiary.............      (3,879)
   Changes in operating assets and
    liabilities:
    Accrued investment income.............      (2,338)    (3,441)        (648)
    Deferred policy acquisition costs.....     (24,655)   (15,676)      (4,915)
    Other assets..........................     (19,008)     2,194        4,560
    Other liabilities.....................       9,889        673       (9,050)
                                           -----------  ---------  -----------
     NET CASH PROVIDED BY (USED IN)
      OPERATING ACTIVITIES................     (17,573)       338        2,801
INVESTING ACTIVITIES
  Fixed maturity securities
   Purchases..............................  (1,065,166)  (636,371)  (1,033,097)
   Sales and maturities...................     934,171    439,897      860,239
  Net sale (purchase) of other
   investments............................        (314)       801        3,277
  Net sale (purchase) of short-term
   investments............................     (17,583)    19,191      (26,215)
  Repayment (issuance) of loans, net......      (3,580)    (2,558)       5,792
  Purchase of equipment...................        (320)      (388)        (896)
                                           -----------  ---------  -----------
     NET CASH USED IN INVESTING
      ACTIVITIES..........................    (152,792)  (179,428)    (190,900)
FINANCING ACTIVITIES
  Receipts credited to policyholder
   accounts...............................     693,095    565,698      468,898
  Amounts returned to policyholders.......    (518,002)  (390,760)    (326,691)
  Issuance of note payable to parent......                              10,000
  Repayment of note payable...............      (1,000)    (1,000)      (1,000)
  Reduction of capital lease obligation...        (246)      (217)        (192)
                                           -----------  ---------  -----------
     NET CASH PROVIDED BY FINANCING ACTIV-
      ITIES...............................     173,847    173,721      151,015
                                           -----------  ---------  -----------
     INCREASE (DECREASE) IN CASH AND CASH
      EQUIVALENTS.........................       3,482     (5,369)     (37,084)
Cash and cash equivalents at beginning of
 year.....................................       7,990     13,359       50,443
                                           -----------  ---------  -----------
     CASH AND CASH EQUIVALENTS AT END OF
      YEAR................................ $    11,472  $   7,990  $    13,359
                                           ===========  =========  ===========

  The accompanying notes are an integral part of these consolidated financial statements.

            SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 1996 AND 1995

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  BASIS OF PRESENTATION--Security First Life Insurance Company (Security First
Life) and subsidiaries (collectively, the Company) is a wholly-owned subsidiary of Security First Group, Inc. (SFG). SFG has been a wholly-owned subsidiary of London Insurance Group, Inc. (LIG) since May 1994. The Company sells a broad range of fixed and variable annuity contracts.

  The Company's consolidated financial statements are prepared in conformity with generally accepted accounting principles (GAAP) which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis) and include the accounts of its wholly-owned subsidiary, Security First Life Insurance Company of Arizona (SFL-Arizona). Prior to December 31, 1996, the financial statements also included the accounts of Fidelity Standard Life Insurance Company (Fidelity Standard Life), which was sold as of that date. (See Note 9.) All significant intercompany transactions and accounts are eliminated in consolidation.

  INVESTMENTS--Investments are reported on the following bases:

    Fixed Maturities--at fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

    For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

    The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

    Policy and mortgage loans--at unpaid balances.

    Short-term investments--at cost, which approximates fair value.

    Other investments--at fair value.

    Realized gains and losses on disposal of investments are determined on a specific identification basis.

  CASH AND CASH EQUIVALENTS--Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

  DEFERRED POLICY ACQUISITION COSTS--As of January 1, 1995, the Company adopted the account value deposit method of reporting for two-tier annuities (those annuities that have a different interest credited rate for annuitization as compared to withdrawal). The Company had previously adopted this method for single-tier annuities. Under this method, commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business are included in deferred policy acquisition costs. Prior to that date, certain commission costs for two-tier annuities were reported as a component of policyholder liabilities. As a result of this change, deferred policy acquisition costs and policyholder liabilities increased by $38,590,000 on January 1, 1995 with no effect on stockholder's equity. Additionally, the presentation of certain revenue and expense items in the consolidated statement of income for the year ended December 31, 1995 has been effected by this change with no significant impact on net income.

            SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

  POLICYHOLDER LIABILITIES--As indicated previously, the Company adopted the account value deposit method for reporting on two-tier annuities as of January 1, 1995. Under this method, the policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values.

  The fair value of policyholder liabilities is estimated assuming all policyholders surrender their policies. The carrying amounts and estimated fair values are as follows (in thousands):

                                            CARRYING AMOUNT ESTIMATED FAIR VALUE
                                            --------------- --------------------
       December 31, 1996...................   $2,222,128         $2,147,777
       December 31, 1995...................    2,047,818          1,976,079

  NOTES PAYABLE--Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

  INCOME TAXES--The Company files consolidated federal income tax returns with SFG. Income taxes are provided on the basis as if the companies filed separately.

  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

  SEPARATE ACCOUNTS--The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

  ANNUITY REVENUES AND BENEFITS--Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges and administration fees. Benefits in excess of policyholder liabilities consists of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

  ESTIMATES--Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

  RECLASSIFICATIONS--Certain reclassifications of prior-year amounts have been made to conform with current-year classifications.

NOTE 2--STATUTORY CAPITAL AND RESTRICTIONS

  Security First Life and its subsidiaries are required to file annual statements with various state insurance regulatory authorities on a statutory basis.

            SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The statutory-basis capital and surplus at December 31, 1996, 1995 and 1994, and statutory-basis net income for those years are as follows (in thousands):

                                                             CAPITAL     NET
                                                           AND SURPLUS INCOME
                                                           ----------- -------
   DECEMBER 31, 1996
   Security First Life Insurance Company..................  $107,501*  $13,449*
   Security First Life Insurance Company of Arizona.......    13,823*    1,187*
   DECEMBER 31, 1995
   Security First Life Insurance Company..................  $100,027   $ 3,161
   Fidelity Standard Life Insurance Company...............    15,573       831
   Security First Life Insurance Company of Arizona.......    12,715       612
   DECEMBER 31, 1994
   Security First Life Insurance Company..................  $ 99,272   $ 1,758
   Fidelity Standard Life Insurance Company...............    14,894       409
   Security First Life Insurance Company of Arizona.......    12,118     1,246

--------
* These unaudited amounts are preliminary and subject to change upon completion of the statutory annual statements.

  Security First Life and Fidelity Standard Life are incorporated and domiciled in Delaware. SFL-Arizona is incorporated and domiciled in Arizona. The payment of dividends is subject to statutory limitations which are based on each company's statutory-basis net income and surplus levels. At December 31, 1996, the maximum amount of dividends Security First Life could pay SFG without prior approval from state insurance regulatory authorities is $12,132,000.

NOTE 3--INVESTMENTS

  The Company adopted Statement of Financial Accounting Standards No. 115 (SFAS No. 115), Accounting for Certain Investments in Debt and Equity Securities, as of January 1, 1994. In accordance with SFAS No. 115, prior period financial statements were not restated to reflect the change in accounting principle. The cumulative effect as of January 1, 1994 of adopting SFAS No. 115 was an increase in stockholder's equity of $28,618,000--net of related adjustments for deferred policy acquisition costs of $62,166,000 which was recorded as an adjustment to policyholder liabilities and deferred income taxes of $14,743,000--to reflect the net unrealized gains on securities previously carried at amortized cost. There was no effect on net income as a result of the adoption of SFAS No. 115.

  Unrealized investment gains reported in the accompanying financial statements are as follows (in thousands):

                                                                 DECEMBER 31
                                                               ----------------
                                                                1996     1995
                                                               ------- --------
   Unrealized investment gains................................ $48,552 $104,593
   Less: Adjustment for deferred policy acquisition costs.....  22,942   45,736
     Deferred income taxes....................................   8,661   19,885
                                                               ------- --------
       Net unrealized investment gains........................ $16,949 $ 38,972
                                                               ======= ========

  The Company reports realized gains (losses) on investment transactions net of any adjustment to the amortization of deferred policy acquisition costs when such amortization is accelerated or decelerated as a result of the realization of gains or losses other than as originally anticipated on the sale of investments associated with

            SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES annuity products. Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                                     1996     1995     1994
                                                    -------  -------  -------
   Fixed maturities
     Gross gains................................... $ 8,923  $ 6,181  $ 7,174
     Gross losses..................................  (8,075)  (4,621)  (6,328)
                                                    -------  -------  -------
                                                        848    1,560      846
   Losses on other investments.....................  (3,027)    (213)  (2,281)
   Accelerated amortization of deferred policy
    acquisition costs..............................                      (300)
                                                    -------  -------  -------
       Net realized investment gains (losses)...... $(2,179) $ 1,347  $(1,735)
                                                    =======  =======  =======

  Proceeds from sales of fixed maturities are $911,529,000 and $441,790,000 in 1996 and 1995, respectively.

  The amortized cost and fair value of fixed maturities as of December 31, 1996 and 1995 are summarized as follows (in thousands):

                                                 GROSS      GROSS
                                    AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                       COST      GAINS      LOSSES     VALUE
                                    ---------- ---------- ---------- ----------
   DECEMBER 31, 1996
   U.S. Treasury securities and
    obligations of U.S. Government
    corporations and agencies.....  $  115,250  $  7,165   $   (494) $  121,921
   Debt securities issued by
    foreign governments...........      35,960     1,335       (308)     36,987
   Corporate securities...........   1,106,617    38,203    (10,094)  1,134,726
   Mortgage-backed securities.....     945,534    20,188     (7,405)    958,317
                                    ----------  --------   --------  ----------
                                    $2,203,361  $ 66,891   $(18,301) $2,251,951
                                    ==========  ========   ========  ==========
   DECEMBER 31, 1995
   U.S. Treasury securities and
    obligations of U.S. Government
    corporations and agencies.....  $  131,672  $ 12,467   $   (153) $  143,986
   Debt securities issued by
    foreign governments...........      16,779     1,687                 18,466
   Corporate securities...........     896,766    64,723     (5,194)    956,295
   Mortgage-backed securities.....   1,029,090    33,049     (1,901)  1,060,238
                                    ----------  --------   --------  ----------
                                    $2,074,307  $111,926   $ (7,248) $2,178,985
                                    ==========  ========   ========  ==========

  The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 1996, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                                          AMORTIZED     FAIR
                                                             COST      VALUE
                                                          ---------- ----------
                                                             (IN THOUSANDS)
   Due in one year or less............................... $      923 $      955
   Due after one year through five years.................    234,687    242,136
   Due after five years through ten years................    608,014    620,501
   Due after ten years...................................    414,203    430,042
   Mortgage-backed securities............................    945,534    958,317
                                                          ---------- ----------
                                                          $2,203,361 $2,251,951
                                                          ========== ==========

            SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The Company has recorded valuation reserves for other-than-temporary impairment in the value of investments of $6,900,000 and $4,250,000 at December 31, 1996 and 1995, respectively.

  Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 1996, the Company had no significant concentration of credit risk.

  The fair values for fixed maturities are primarily based on values obtained from independent pricing services.

  The carrying amount of mortgage loans ($945,000 at December 31, 1996 and 1995) and policy loans ($21,433,000 and $17,853,000 at December 31, 1996 and
1995, respectively) approximates fair value because the interest rates on these loans approximate market rates.

  The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

  At December 31, 1996, investment securities having an amortized cost of $10,566,000 were on deposit with various states in accordance with state insurance department requirements.

  Investment income by major category of investment is summarized as follows (in thousands):

                                                     1996      1995      1994
                                                   --------  --------  --------
   Fixed maturities............................... $165,997  $159,266  $148,303
   Policy and mortgage loans......................    1,283     1,229     1,518
   Short-term investments.........................    1,718     1,943       114
   Other investments..............................      553       894       406
   Cash and cash equivalents......................      486       388       783
                                                   --------  --------  --------
                                                    170,037   163,720   151,124
   Investment expenses............................   (5,922)   (5,546)   (5,023)
                                                   --------  --------  --------
       Net investment income...................... $164,115  $158,174  $146,101
                                                   ========  ========  ========

  The Company has no significant amounts of non-income producing investments.

NOTE 4--NOTES PAYABLE

  Notes payable consist of the following as of December 31 (in thousands):

                                                                 1996    1995
                                                                ------- -------
   5% Surplus note due to SFG, interest payable monthly,
   principal payable upon regulatory approval.................. $25,000 $25,000
   8% Surplus note due to SFG, interest payable monthly,
   principal payable upon regulatory approval..................  10,000  10,000
   8% Note due to The Capitol Life Insurance Company, interest payable quarterly, principal payment of $1,000,000 paid on
   December 31, 1996...........................................           1,000
                                                                ------- -------
                                                                $35,000 $36,000
                                                                ======= =======

            SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Security First Life has a $15,000,000 bank revolving credit line which bears interest at a floating rate based on London Interbank Offered Rates. There were no borrowings outstanding under this revolving credit line at December 31, 1996 and 1995. The $25,000,000 and $10,000,000 surplus notes payable to
SFG are pledged, along with the common and preferred stock of Security First Life, as collateral for SFG's bank revolving credit line.

  There are no principal payments due on the notes payable during the next five years.

  Interest paid by the Company totaled $2,133,000 in 1996, $2,225,000 in 1995 and $1,799,000 in 1994.

NOTE 5--INCOME TAXES

  The liability for federal income taxes includes deferred taxes of $30,496,000 and $35,875,000 at December 31, 1996 and 1995, respectively.
Significant components of these deferred taxes are as follows (in thousands):

                                                                1996     1995
                                                              -------- --------
   Deferred tax liabilities:
     Deferred policy acquisition costs....................... $ 41,153 $ 32,937
     Fixed maturities........................................    7,124   19,980
     Other assets............................................    1,794
                                                              -------- --------
       Total deferred tax liabilities........................   50,071   52,917
   Deferred tax assets:
     Policyholder liabilities................................   12,856   13,384
     Other liabilities.......................................    6,503    3,388
     Other, net..............................................      216      270
                                                              -------- --------
       Total deferred tax assets.............................   19,575   17,042
                                                              -------- --------
       Net deferred tax liabilities.......................... $ 30,496 $ 35,875
                                                              ======== ========

  Income taxes paid by the Company were $1,972,000 in 1996, $3,248,000 in 1995 and $2,000,000 in 1994.

  The following is a reconciliation of the federal income tax at statutory rates of 34% with the income tax provision as shown in the accompanying financial statements (in thousands):

                                                                1996     1995
                                                               -------  -------
   Federal income tax at 34%.................................. $ 8,826  $ 7,356
   Dividends received deduction...............................    (259)    (317)
   True up of prior year taxes................................     924     (875)
   Other......................................................     (10)     (15)
                                                               -------  -------
       Provision for income tax expense....................... $ 9,481  $ 6,149
                                                               =======  =======

            SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 6--CAPITAL LEASE

  Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

  The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,656,000, $1,663,000 and $1,649,000 for the years ended December 31, 1996, 1995 and
1994, respectively. Future payments under the lease are as follows (in thousands):

   1997............................................................... $  2,166
   1998...............................................................    2,166
   1999...............................................................    2,166
   2000...............................................................    2,166
   2001...............................................................    2,166
   Thereafter.........................................................   26,885
                                                                       --------
       Total minimum rental payments..................................   37,715
        Amount representing interest..................................  (21,995)
                                                                       --------
     Present value of minimum rental payments......................... $ 15,720
                                                                       ========

  The property under capital lease is net of accumulated amortization of $7,297,000 in 1996 and $6,717,000 in 1995. Lease amortization expense was $580,000 in 1996 and 1995.

NOTE 7--COMMITMENTS

  The Company has forward contracts with commitments to purchase mortgage-backed securities with total par values of $17,500,000 at December 31, 1996. The Company uses these contracts to hedge the interest rate risk on future investments that match policyholder liabilities, primarily related to guaranteed-rate products. Gains or losses realized on such contracts are included in the carrying value of the underlying anticipated investment. The Company is subject to the risk that the counterparties to such contracts would fail to deliver the securities to the Company on settlement date, if the Company were to hold the contract on that date. The Company's current cash balances and expected future cash flows are sufficient to settle the commitments under these forward contracts.

NOTE 8--RELATED PARTY TRANSACTIONS

  The Company has marketing and administrative agreements with SFG under which SFG provides all of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $52,102,000, $38,954,000, and $31,183,000 for 1996, 1995 and 1994, respectively. A substantial portion of these amounts are commissions and are deferred as acquisition costs.

  The Company has management agreements with SFG under which the latter provides certain personnel, administrative services and office space. Amounts incurred under these agreements were $4,308,000 in 1996, 1995 and 1994.

  The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,360,000, $4,756,000, and $4,508,000 were paid in 1996, 1995 and 1994, respectively, pursuant to these agreements.

            SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 9--OTHER SIGNIFICANT EVENTS

  Effective December 31, 1996, the Company sold all of the common stock of its former subsidiary, Fidelity Standard Life. As a result of this transaction, the Company recognized a gain in 1996 of $3,879,000. As of December 31, 1996, the accompanying balance sheet includes receivables of $22,295,000 related to this sale. These receivables were settled in January 1997.

  Prior to the sale of Fidelity Standard Life, the Company assumed all of the policyholder liabilities through several reinsurance agreements. No gain or loss was recognized on this transaction.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a) Financial Statements contained herein

    (1) Security First Life Separate Account A

      None--The sale of Contract had not commenced and, as a result, the Separate Account had no assets and no liabilities attributable to the Contracts as of the date of this filing.

    (2) Security First Life Insurance Company

      Part B--Depositor's financial statements with notes

  (b) Exhibits--herewith

    [(1) Corporate Secretary's Certification of Resolution of Board of
         Directors of the Depositor authorizing the establishment of the Registrant *]

    [(3) Distribution Agreement between the Registrant and the Principal
         Underwriter *]

    [(4) Form of Group Flexible Payment Variable Annuity Contract *]

    [(5) Form of Application for Group Flexible Payment Variable Annuity
         Contract *]

    [(6) Copies of the certificate of Incorporation and the By-Laws of the Depositor *]

    [(9) Opinion and Consent of Counsel *]

    (10) Consent of Independent Auditors--herewith

    (15) Organizational Chart of Depositor and Affiliates

   [(16) Powers of Attorney *]

    (27) Financial Data Schedule--herewith
--------
[* Previously filed by EDGAR with Form N-4 Registration Statement.]

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The officers and directors of Security First Life Insurance Company are listed below. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.

 NAME                                     POSITION AND OFFICES WITH DEPOSITOR
 ----                                     -----------------------------------
 Melvin M. Hawkrigg[R. Brock Armstrong]   Chairman of the Board and Director
 Frank E. Farella                         Director
 Frederic J. Tomczyk[Melvin M. Hawkrigg]  Director
 General P.X. Kelley                      Director
 Robert G. Mepham                         Director, President and Chief
                                          Executive Officer
 Richard C. Pearson                       Director, Senior Vice
                                          President, General Counsel
                                          and Secretary
 Howard H. Kayton                         Executive Vice President and
                                          Chief Actuary
 Robert D. Badun                          Senior Vice President,
                                          Investments

NOTE TO EDGAR VERSION: Deleted language is indicated by brackets, not strike-throughs.

 NAME                POSITION AND OFFICES WITH DEPOSITOR
 ----                         ----------------
 Jane F. Eagle                Senior Vice
                              President,
                              Finance
 Peter R. Jones               Senior Vice
                              President,
                              Public Services
 Cheryl M. MacGregor          Senior Vice
                              President,
                              Administration
 Alex H. Masson               Senior Vice
                              President,
                              Information
                              Systems
 [Michael R. McCoy            Senior Vice
                              President,
                              Banking]
 Robert L. Pina               Senior Vice
                              President, Human
                              Resources
 George R. Bateman            Vice President,
                              Public Employees
                              Services
 James C. Turner              Vice President,
                              Taxation
 George J. Olah               Treasurer
 Cheryl J. Finney             Assistant Vice
                              President and
                              Assistant
                              Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OF REGISTRANT

  The Registrant is a Separate Account of Security First Life Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 15.

ITEM 27. NUMBER OF CONTRACTOWNERS

  As of February[December] 28[31], 1997[5], there were 24[no owners] of the Contracts which are the subject of this registration statement.

ITEM 28. INDEMNIFICATION

  None.

ITEM 29. PRINCIPAL UNDERWRITERS

  Security First Financial, Inc. is the principal underwriter for Security First Life Separate Account A.

  The following are the directors and officers of Security First Financial, Inc. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.

NAME              POSITION WITH UNDERWRITER
----              -------------------------
Robert Grant Me-
 pham             Director and Chairman of the Board
Richard Carl
 Pearson          Director, President, General Counsel and Secretary
Jane Frances Ea-
 gle              Director, Senior Vice President, Finance and Treasurer
Howard H. Kayton  Senior Vice President and Chief Actuary
James Cyrus
 Turner           Vice President, Taxation and Assistant Secretary
Cheryl J. Finney  Assistant General Counsel and Assistant Secretary

                                NET
                           UNDERWRITING  COMPENSATION ON
    NAME OF PRINCIPAL      DISCOUNT AND   REDEMPTION OR  BROKERAGE
       UNDERWRITER         COMMISSIONS *  ANNUITIZATION  COMMISSION COMPENSATION
    -----------------      ------------- --------------- ---------- ------------
Security First Financial,
 Inc.                          None           None          None        None

--------
* Fee paid by Security First Life Insurance Company for serving as underwriter.

NOTE TO EDGAR VERSION: Deleted language is indicated by brackets, not strike-throughs.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  Security First Financial, Inc., underwriter for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

  Security First Life Insurance Company, the depositor for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder and as custodian for the Registrant.

  Security First Group, Inc. is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.

ITEM 31. MANAGEMENT SERVICES

  None.

ITEM 32. UNDERTAKINGS

  Registrant makes the following undertakings:

    [a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;]

    [b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;]

    [c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.]

    Security First Life represents that the charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life.

403(b) Undertaking:

  The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

NOTE TO EDGAR VERSION: Deleted language is indicated by brackets, not strike-throughs.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 30th day of April 1997.

                                        SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                                   (Registrant)

                                        By SECURITY FIRST LIFE INSURANCE COMPANY
                                                   (Sponsor)

                                        By /s/ Robert G. Mepham
                                           --------------------------------
                                              Robert G. Mepham, President

As required by the Securities Act of 1933, this Post-Effective amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                      Title                           Date
---------                      -----                           ----


/s/ Robert G. Mepham           President, Director             April 30, 1997
------------------------
Robert G. Mepham


/s/ Jane F. Eagle              Principal Financial and         April 30, 1997
------------------------       Accounting Officer
Jane F. Eagle


Melvin M. Hawkrigg*            Chairman, Director              April 30, 1997
------------------------
Melvin M. Hawkrigg


                               Director                        April 30, 1997
------------------------
Frederic J. Tomczyk


Paul X. Kelley*                Director                        April 30, 1997
------------------------
Paul X. Kelley

Signature                      Title                           Date
---------                      -----                           ----


Frank E. Farella*              Director                        April 30, 1997
------------------------
Frank E. Farella


/s/ Richard C. Pearson         Director                        April 30, 1997
------------------------
Richard C. Pearson


/s/ Richard C. Pearson                                         April 30, 1997
------------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)